                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:  3235-0578
                                                      Expires:  May 31, 2007
                                                      Estimated average burden
                                                      hours per response:  21.09

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540

                                AIM Funds Group
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
             -----------------------------------------------------
             (Address of principal executive offices)   (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
       ------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 12/31

Date of reporting period: 3/31/06

Item 1.  Schedule of Investments.

                             AIM BASIC BALANCED FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               BBA-QTR-1 3/06             A I M Advisors, Inc.

AIM BASIC BALANCED FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                                      SHARES       VALUE
                                                                    ---------   -----------
COMMON STOCKS & OTHER EQUITY INTERESTS - 65.73%
ADVERTISING - 3.14%
Interpublic Group of Cos., Inc. (The)(a)                            2,739,244   $26,187,173
Omnicom Group Inc.                                                    362,997    30,219,500
                                                                                -----------
                                                                                 56,406,673
                                                                                -----------

AEROSPACE & DEFENSE - 0.91%
Honeywell International Inc.                                          383,640    16,408,283
                                                                                -----------

ALUMINUM - 0.85%
Alcoa Inc.                                                            496,770    15,181,291
                                                                                -----------

APPAREL RETAIL - 1.07%
Gap, Inc. (The)                                                     1,028,100    19,204,908
                                                                                -----------

ASSET MANAGEMENT & CUSTODY BANKS - 1.30%
Bank of New York Co., Inc. (The)                                      649,140    23,395,006
                                                                                -----------

BREWERS - 1.32%
Molson Coors Brewing Co.-Class B                                      345,852    23,732,364
                                                                                -----------

BUILDING PRODUCTS - 1.72%
American Standard Cos. Inc.                                           296,600    12,712,276
Masco Corp.                                                           558,900    18,158,661
                                                                                -----------
                                                                                 30,870,937
                                                                                -----------

COMPUTER HARDWARE - 0.85%
Dell Inc.(a)                                                          509,401    15,159,774
                                                                                -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.22%
Deere & Co.                                                            50,350     3,980,167
                                                                                -----------

CONSTRUCTION MATERIALS - 1.96%
Cemex S.A. de C.V. -ADR (Mexico),                                     537,215    35,069,395
                                                                                -----------

CONSUMER ELECTRONICS - 2.17%
Koninklijke (Royal) Philips Electronics
   N.V. -New York Shares
   (Netherlands)                                                      537,000    18,070,050
Sony Corp. -ADR (Japan)                                               453,000    20,869,710
                                                                                -----------
                                                                                 38,939,760
                                                                                -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.57%
Ceridian Corp.(a)                                                     787,755    20,048,365
First Data Corp.                                                      941,060    44,060,429
                                                                                -----------
                                                                                 64,108,794
                                                                                -----------

DIVERSIFIED CHEMICALS - 0.22%
Dow Chemical Co. (The)                                                 95,800     3,889,480
                                                                                -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.35%
Cendant Corp.                                                       1,400,530    24,299,195
                                                                                -----------

                                                                      SHARES       VALUE
                                                                    ---------   -----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.81%
Waste Management, Inc.                                                917,700   $32,394,810
                                                                                -----------

FOOD RETAIL - 2.05%
Kroger Co. (The)(a)                                                 1,019,400    20,754,984
Safeway Inc.                                                          635,500    15,963,760
                                                                                -----------
                                                                                 36,718,744
                                                                                -----------

GENERAL MERCHANDISE STORES - 0.92%
Target Corp.                                                          317,560    16,516,296
                                                                                -----------

HEALTH CARE DISTRIBUTORS - 4.08%
Cardinal Health, Inc.                                                 744,500    55,480,140
McKesson Corp.                                                        339,260    17,685,624
                                                                                -----------
                                                                                 73,165,764
                                                                                -----------

HEALTH CARE EQUIPMENT - 0.86%
Baxter International Inc.                                             396,700    15,395,927
                                                                                -----------

HEALTH CARE FACILITIES - 1.02%
HCA, Inc.                                                             401,100    18,366,369
                                                                                -----------

INDUSTRIAL CONGLOMERATES - 3.89%
General Electric Co.                                                  722,310    25,121,942
Tyco International Ltd.                                             1,664,200    44,733,696
                                                                                -----------
                                                                                 69,855,638
                                                                                -----------

INDUSTRIAL MACHINERY - 1.29%
Illinois Tool Works Inc.                                              239,650    23,080,691
                                                                                -----------

INVESTMENT BANKING & BROKERAGE - 2.75%
Merrill Lynch & Co., Inc.                                             310,090    24,422,688
Morgan Stanley                                                        395,950    24,873,579
                                                                                -----------
                                                                                 49,296,267
                                                                                -----------

MANAGED HEALTH CARE - 1.91%
WellPoint, Inc.(a)                                                    441,800    34,208,574
                                                                                -----------

MOVIES & ENTERTAINMENT - 1.50%
Walt Disney Co. (The)                                                 962,249    26,837,125
                                                                                -----------

MULTI-LINE INSURANCE - 1.25%
Hartford Financial Services Group, Inc. (The)                         279,100    22,481,505
                                                                                -----------

OIL & GAS DRILLING - 1.84%
Transocean Inc.(a)                                                    410,390    32,954,317
                                                                                -----------
OIL & GAS EQUIPMENT & SERVICES - 3.85%
Halliburton Co.                                                       485,000    35,414,700
Schlumberger Ltd.                                                     266,180    33,690,403
                                                                                -----------
                                                                                 69,105,103
                                                                                -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.15%
Citigroup Inc.                                                        711,283    33,601,009
                                                                                -----------

AIM BASIC BALANCED FUND

                                                                      SHARES        VALUE
                                                                   -----------  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
JPMorgan Chase & Co.                                                   981,918  $   40,887,065
                                                                                --------------
                                                                                    74,488,074
                                                                                --------------

PACKAGED FOODS & MEATS - 1.77%
Kraft Foods Inc.-Class A                                               409,000      12,396,790
Unilever N.V. (Netherlands)(b)                                         280,350      19,434,528
                                                                                --------------
                                                                                    31,831,318
                                                                                --------------

PHARMACEUTICALS - 5.07%
Pfizer Inc.                                                            889,490      22,166,091
Sanofi-Aventis (France)(b)                                             375,252      35,701,741
Wyeth                                                                  680,318      33,009,029
                                                                                --------------
                                                                                    90,876,861
                                                                                --------------

PROPERTY & CASUALTY INSURANCE - 1.45%
ACE Ltd.                                                               499,800      25,994,598
                                                                                --------------

SYSTEMS SOFTWARE - 1.59%
CA, Inc.                                                             1,046,742      28,481,850
                                                                                --------------

THRIFTS & MORTGAGE FINANCE - 2.03%
Fannie Mae                                                             535,439      27,521,565
Freddie Mac                                                            145,000       8,845,000
                                                                                --------------
                                                                                    36,366,565
                                                                                --------------

      Total Common Stocks & Other Equity Interests
       (Cost $923,971,465)                                                       1,179,062,423
                                                                                --------------

                                                                    PRINCIPAL
                                                                      AMOUNT
                                                                   -----------
BONDS & NOTES - 21.19%
ASSET MANAGEMENT & CUSTODY BANKS - 0.17%
GAMCO Investors, Inc., Sr. Unsec.
   Unsub. Notes, 5.22%, 02/17/07(c)                                 $1,695,000       1,689,288
Nuveen Investments, Inc., Sr. Unsec. Sub.
   Notes, 5.50%, 09/15/15(c)                                         1,400,000       1,350,552
                                                                                --------------
                                                                                     3,039,840
                                                                                --------------

AUTOMOBILE MANUFACTURERS - 0.38%
DaimlerChrysler North America Holding Corp.,
   Gtd. Global Notes,
   6.40%, 05/15/06(c)                                                1,170,000       1,171,486
   -Series D,
   Gtd. Floating Rate Medium Term Notes,
   5.38%, 05/24/06(c)(d)                                             5,625,000       5,625,930
                                                                                --------------
                                                                                     6,797,416
                                                                                --------------

BROADCASTING & CABLE TV - 2.19%
British Sky Broadcasting Group PLC
   (United Kingdom) , Unsec. Gtd. Global
   Notes, 7.30%, 10/15/06(c)                                         1,675,000       1,691,499
Clear Channel Communications, Inc., Sr.
   Unsec.Global Notes, 3.13%, 02/01/07(c)                            3,960,000       3,885,235
Comcast Corp.,
   Sr. Notes,
   8.30%, 05/15/06(c)                                                  300,000         300,996
                                                                                --------------

                                                                    PRINCIPAL
                                                                      AMOUNT         VALUE
                                                                   -----------  --------------
BROADCASTING & CABLE TV - (CONTINUED)
   Sr. Sub. Deb.,
   10.63%, 07/15/12(c)                                             $ 1,100,000  $    1,336,456
   Sr. Unsec. Sub. Notes,
   10.50%, 06/15/06(c)                                               7,050,000       7,154,128
   Unsec. Gtd. Global Notes,
   9.46%, 11/15/22(c)                                                3,135,000       3,963,267
Cox Communications, Inc., Unsec. Notes,
   7.75%, 08/15/06(c)                                                8,110,000       8,177,556
Cox Enterprises, Inc., Notes, 8.00%,
   02/15/07 (Acquired 10/03/05-11/14/05;
   Cost $10,672,304)(c)(e)                                          10,280,000      10,473,778
Time Warner Entertainment Co. L.P., Sr.
   Unsec. Deb., 8.38%, 03/15/23(c)                                   2,050,000       2,327,714
                                                                                --------------
                                                                                    39,310,629
                                                                                --------------

CASINOS & GAMING - 0.39%
Caesars Entertainment, Inc., Sr. Unsec.
   Notes, 8.50%, 11/15/06(c)                                         3,230,000       3,287,720
Harrah's Operating Co., Inc, Unsec. Gtd.
   Global Notes, 7.13%, 06/01/07(c)                                  1,690,000       1,720,099
Verizon New York Inc., Unsec. Deb.,
   7.00%, 12/01/33(c)                                                2,070,000       2,003,553
                                                                                --------------
                                                                                     7,011,372
                                                                                --------------

COMMERCIAL PRINTING - 0.09%
Deluxe Corp., Medium Term Notes, 2.75%,
   09/15/06(c)                                                       1,725,000       1,704,938
                                                                                --------------

CONSUMER ELECTRONICS - 0.06%
Koninklijke (Royal) Philips Electronics
   N.V. (Netherlands) , Yankee Notes,
   8.38%, 09/15/06(c)                                                1,130,000       1,144,453
                                                                                --------------

CONSUMER FINANCE - 1.64%
Capital One Capital I, Sub. Floating
   Rate Trust Pfd. Bonds, 6.23%,
   02/01/27 (Acquired 09/16/2004; Cost
   $3,465,960)(c)(d)(e)                                              3,400,000       3,428,152
Capital One Financial Corp., Sr. Unsec.
   Notes, 8.75%, 02/01/07(c)                                         3,490,000       3,576,657
Ford Motor Credit Co.,
   Sr. Unsec. Notes,
   4.95%, 01/15/08(c)                                                5,850,000       5,455,651
   Unsec. Global Notes,
   6.50%, 01/25/07(c)                                               11,640,000      11,605,429
General Motors Acceptance Corp.,
   Floating Rate Medium Term Notes,
   5.65%, 05/18/06(c)(d)                                             5,400,000       5,394,438
                                                                                --------------
                                                                                    29,460,327
                                                                                --------------

DIVERSIFIED BANKS - 0.99%
AB Spintab (Sweden) , Bonds, 7.50%
   (Acquired 02/12/04; Cost
   $3,928,390)(c)(e)(f)                                              3,520,000       3,551,962
Bangkok Bank PCL (Hong Kong),
    Unsec. Sub.
    Notes, 9.03%, 03/15/29
   (Acquired 04/22/05; Cost
   $1,471,124)(c)(e)                                                 1,175,000       1,456,295
                                                                                --------------

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                                                   PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                  ------------      -----------
DIVERSIFIED BANKS - (CONTINUED)
Centura Capital Trust I, Gtd. Trust Pfd.
   Notes, 8.85%, 06/01/27 (Acquired
   05/22/03; Cost $1,847,528)(c)(e)                                               $  1,460,000      $ 1,572,084
Credit Suisse First Boston, Inc.,  Sub.
   Medium Term Notes, 7.75%, 05/15/06
   (Acquired 04/06/05; Cost $296,260)(c)(e)                                            285,000          285,824
Lloyds Bank PLC (United Kingdom),
   -Series 1,, Unsec. Sub. Floating Rate
   Euro Notes, 4.94% (c)(f)(g)                                                       4,010,000        3,559,340
National Bank Of Canada (Canada),
   Floating Rate Euro Deb., 5.13%,
   08/29/87(c)                                                                       1,580,000        1,280,544
National Westminster Bank PLC (United
   Kingdom), -Series B,, Unsec. Sub.
   Floating Rate Euro Notes, 5.19%,
   07/09/49(c)(f)                                                                    1,150,000        1,011,267
NBD Bank N.A. Michigan, Unsec. Sub.
   Deb., 8.25%, 11/01/24(c)                                                            915,000        1,127,198
RBS Capital Trust III, Sub. Trust Pfd.
   Global Notes, 5.51% (c)(f)                                                        1,140,000        1,103,657
VTB Capital S.A. (Russia) , Sr. Floating
   Rate Notes, 5.68%, 09/21/07 (Acquired
   12/14/05; Cost $2,850,000)(c)(d)(e)                                               2,850,000        2,852,137
                                                                                                    -----------
                                                                                                     17,800,308
                                                                                                    -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.70%
Cendant Corp., Sr. Unsec. Global Notes,
   6.88%, 08/15/06(c)                                                               12,430,000       12,495,755
                                                                                                    -----------

ELECTRIC UTILITIES - 0.66%
American Electric Power Co., Inc.
   -Series A,, Unsec. Unsub. Global
   Notes, 6.13%, 05/15/06(c)                                                         2,090,000        2,092,508
Korea Electric Power Corp., (South
   Korea), (South Korea) , Unsec. Gtd.
   Disc. Putable. Yankee Deb., 7.95%,
   04/01/16(c)(h)                                                                    3,180,000        1,809,802
Northeast Utilitites -Series A,, Notes,
   8.58%, 12/01/06(c)                                                                  684,000          694,479
Pinnacle West Capital Corp., Sr. Unsec.
   Notes, 6.40%, 04/01/06(c)                                                         6,510,000        6,509,023
Portland General Electric Co. -Series 4,,
   Sec. First Mortgage Medium Term
   Notes, (INS-Ambac Assurance Corp.)
   7.15%, 06/15/07(c)(i)                                                               665,000          675,540
                                                                                                    -----------
                                                                                                     11,781,352
                                                                                                    -----------

FOOD RETAIL - 0.48%
ARAMARK Services Inc., Unsec. Gtd.
   Notes, 7.00%, 07/15/06(c)                                                         3,214,000        3,228,463
                                                                                                    -----------

Kroger Co. (The),
   Sr. Unsec. Gtd. Notes,
   7.63%, 09/15/06(c)                                                                2,380,000        2,404,181
   Sr. Unsec. Notes,
   7.65%, 04/15/07(c)                                                                2,885,000        2,948,441
                                                                                                    -----------
                                                                                                      8,581,085
                                                                                                    -----------

                                                                                    PRINCIPAL
                                                                                     AMOUNT            VALUE
                                                                                  ------------      -----------
FOREST PRODUCTS - 0.06%
Weyerhaeuser Co., Unsec. Unsub. Global
   Notes, 6.13%, 03/15/07(c)                                                      $  1,090,000      $ 1,098,066
                                                                                                    -----------

GAS UTILITIES - 0.30%
Consolidated Natural Gas Co. -Series B,
   Sr. Unsec. Unsub. Notes 5.38%,
   11/01/06(c)                                                                       5,390,000        5,389,030
                                                                                                    -----------

HEALTH CARE SERVICES - 0.41%
Caremark Rx, Inc., Sr. Unsec. Notes,
   7.38%, 10/01/06(c)                                                                5,575,000        5,624,729
Quest Diagnostics Inc., Sr. Unsec. Gtd.
   Notes, 6.75%, 07/12/06(c)                                                         1,635,000        1,641,573
                                                                                                    -----------
                                                                                                      7,266,302
                                                                                                    -----------

HOME IMPROVEMENT RETAIL - 0.06%
Sherwin-Williams Co. (The), Sr. Notes,
   6.85%, 02/01/07(c)                                                                1,000,000        1,008,590
                                                                                                    -----------

HOMEBUILDING - 0.42%
D.R. Horton, Inc., Sr. Unsec. Notes,
   7.88%, 08/15/11(c)                                                                1,000,000        1,071,200
Ryland Group, Inc. (The), Sr. Unsec.
   Unsub. Notes, 8.00%, 08/15/06(c)                                                  6,470,000        6,522,342
                                                                                                    -----------
                                                                                                      7,593,542
                                                                                                    -----------

HOUSEHOLD APPLIANCES - 0.10%
Stanley Works Capital Trust I, Bonds,
   5.90%, 12/01/45 (Acquired 11/15/2005;
   Cost $1,850,000)(c)(e)                                                            1,850,000        1,804,336
                                                                                                    -----------

HOUSEWARES & SPECIALTIES - 0.20%
American Greetings Corp., Unsec. Putable
   Deb., 6.10%, 08/01/08(c)                                                          3,600,000        3,620,340
                                                                                                    -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.29%
Duke Capital LLC, Sr. Unsec. Notes,
   4.30%, 05/18/06(c)                                                                2,010,000        2,008,171
PSEG Power LLC, Sr. Unsec. Gtd. Global
   Notes, 6.88%, 04/15/06(c)                                                         2,831,000        2,832,274
TXU Australia Holdings Partnership L.P.
   (Australia) , Sr. Unsec. Unsub. Notes,
   6.75%, 12/01/06 (Acquired 01/31/2006;
   Cost $323,786)(c)(e)                                                                320,000          321,677
                                                                                                    -----------
                                                                                                      5,162,122
                                                                                                    -----------

INDUSTRIAL CONGLOMERATES - 0.36%
Tyco International Group S.A.
   (Luxembourg) , Unsec. Gtd. Unsub.
   Yankee Notes, 5.80%, 08/01/06(c)                                                  5,690,000        5,698,763
URC Holdings Corp. , Sr. Notes, 7.88%,
   06/30/06 (Acquired 10/08/03; Cost
   $905,816)(c)(e)                                                                     800,000          804,384
                                                                                                    -----------
                                                                                                      6,503,147
                                                                                                    -----------

INSURANCE BROKERS - 0.03%
March & Mclennan Cos., Inc. , Sr. Unsec.
   Global Notes, 5.38%, 03/15/07(c)                                                    450,000          449,537
                                                                                                    -----------

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                            PRINCIPAL
                                                              AMOUNT          VALUE
                                                            ----------      ----------
INTEGRATED OIL & GAS - 0.48%
ConocoPhillips, Unsec. Deb., 7.13%,
   03/15/28(c)                                              $1,100,000      $1,132,450
Husky Oil Ltd. (Canada) , Yankee Bonds,
   8.90%, 08/15/28(c)                                        6,944,000       7,490,840
                                                                            ----------
                                                                             8,623,290
                                                                            ----------

INTEGRATED TELECOMMUNICATION SERVICES - 0.51%
Southwestern Bell Capital Corp. -Series
   D, Medium Term Notes, 6.68%,
   11/28/07(c)                                               3,220,000       3,281,244
Verizon California Inc. -Series F,
   Unsec. Deb., 6.75%, 05/15/27(c)                           1,100,000       1,032,878
Verizon Communications Inc.,
   Unsec. Deb.,
   6.36%, 04/15/06(c)                                          569,000         569,222
   8.75%, 11/01/21(c)                                        1,435,000       1,715,428
Verizon Maryland Inc. -Series A, Unsec.
   Global Notes, 6.13%, 03/01/12(c)                          1,215,000       1,223,638
Verizon Virginia Inc. -Series A, Unsec.
   Global Deb., 4.63%, 03/15/13(c)                           1,375,000       1,255,994
                                                                            ----------
                                                                             9,078,404
                                                                            ----------

INVESTMENT BANKING & BROKERAGE - 0.03%
Jefferies Group, Inc. -Series B, Sr.
   Unsec. Notes, 7.50%, 08/15/07(c)                            555,000         569,236
                                                                            ----------

LEISURE PRODUCTS - 0.29%
Brunswick Corp., Unsec. Unsub. Notes,
   6.75%, 12/15/06(c)                                        5,130,000       5,178,325
                                                                            ----------

LIFE & HEALTH INSURANCE - 0.54%
Prudential Holdings, LLC -Series B,,
   Bonds, (INS-Financial Security
   Assurance Inc.) 7.25%, 12/18/23
   (Acquired 01/22/04-02/17/06; Cost
   $6,129,407)(c)(e)(i)                                      5,220,000       5,889,622
ReliaStar Financial Corp., Unsec.
   Notes, 8.00%, 10/30/06(c)                                   625,000         634,137
Sun Life Canada US Capital Trust, Gtd.
   8.53% (Acquired 02/13/06; Cost
   $3,218,730)(c)(e)(f)                                      3,000,000       3,214,170
                                                                            ----------
                                                                             9,737,929
                                                                            ----------

MANAGED HEALTH CARE - 0.20%
Humana Inc., Sr. Unsec. Notes, 7.25%,
   08/01/06(c)                                               3,485,000       3,506,886
                                                                            ----------

MOVIES & ENTERTAINMENT - 0.85%
News America Holdings Inc., Sr. Unsec.
   Gtd. Putable Deb., 8.50%, 02/23/07(c)                     1,900,000       2,231,968
Time Warner Cos., Inc.,
   Notes,
   8.11%, 08/15/06(c)                                          505,000         509,752
   8.18%, 08/15/07(c)                                        2,775,000       2,872,403
   Unsec. Deb.,
   9.15%, 02/01/23(c)                                        6,328,000       7,689,469
                                                                            ----------

                                                            PRINCIPAL
                                                             AMOUNT           VALUE
                                                           -----------     -----------
MOVIES & ENTERTAINMENT - (CONTINUED)
   Time Warner Inc., Sr. Unsec. Gtd.
   Unsub. Global Notes, 6.13%,
   04/15/06(c)                                              $2,000,000     $ 2,000,400
                                                                           -----------
                                                                            15,303,992
                                                                           -----------

MULTI-UTILITIES - 0.45%
Consolidated Edison Co. of New York
   -Series A, Unsec. Deb., 7.75%,
   06/01/26(c)                                                 955,000         967,291
Dominion Resources, Inc., -Series G,
   Sr. Notes, 3.66%, 11/15/06(c)                             2,790,000       2,762,128
DTE Energy Co., Sr. Unsec. Unsub.
   Notes, 6.45%, 06/01/06(c)                                 2,000,000       2,004,280
Duke Energy Corp., Notes, 7.00%,
   10/15/06(c)                                               2,390,000       2,407,996
                                                                           -----------
                                                                             8,141,695
                                                                           -----------

OIL & GAS EQUIPMENT & SERVICES - 0.13%
Halliburton Co., Medium Term Notes,
   6.00%, 08/01/06(c)                                        2,385,000       2,391,702

OIL & GAS EXPLORATION & PRODUCTION - 0.70%
Devon Energy Corp., Sr. Unsec. Notes,
   2.75%, 08/01/06(c)                                        6,596,000       6,543,034
Pemex Project Funding Master Trust (Mexico),
   Gtd. Notes,
   5.75%, 12/15/15 (Acquired 01/26/06;
   Cost $178,000)(c)(e)                                        180,000         172,845
   Unsec. Gtd. Unsub. Global Notes,
   5.75%, 12/15/15(c)                                        2,895,000       2,779,924
   8.63%, 02/01/22(c)                                        2,600,000       3,074,630
                                                                           -----------
                                                                            12,570,433
                                                                           -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.80%
Mizuho JGB Investment LLC -Series A,,
   Sub. Bonds, 9.87% (Acquired
   06/16/2004-07/28/05; Cost
   $6,664,804)(c)(e)(f)                                      5,890,000       6,403,844
Pemex Finance Ltd. (Mexico),
   Sr. Unsec. Global Notes,
   8.02%, 05/15/07(c)                                        1,527,083       1,549,256
   -Series 1999-2, Class A1,
   Global Bonds,
   9.69%, 08/15/09(c)                                        7,238,000       7,719,182
Premium Asset Trust -Series 2004-04,,
   Sr. Notes, 4.13%, 03/12/09 (Acquired
   03/04/04; Cost $3,822,437)(c)(e)                          3,825,000       3,615,390
Regional Diversified Funding (Cayman
   Islands) , Sr. Notes, 9.25%, 03/15/30
   (Acquired 09/22/04; Cost
   $3,504,605)(c)(e)                                         2,962,222       3,332,352
Regional Diversified Funding (Cayman
   Islands), -Class A-1a,, Sr. Floating
   Rate Notes, 4.95%, 01/25/36
   (Acquired 03/21/05; Cost
   $800,000)(c)(d)(e)                                          800,000         789,625

See accomanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                          PRINCIPAL
                                                           AMOUNT           VALUE
                                                        -----------      -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - (CONTINUED)
SIUK PLC (United Kingdom) , Gtd.
  Yankee Notes, 8.23%, 02/01/27(c)                      $ 1,070,000      $ 1,138,694
Toll Road Investors Partnership II,
   L.P. -Series A,, Bonds,
 (INS-MBIA Insurance Corp.) 5.45%, 02/15/45
 (Acquired 03/11/05-05/03/05; Cost
   $3,365,909)(c)(e)(i)(j)                               28,631,031        3,406,778
Twin Reefs Pass-Through Trust, Floating
   Rate Pass Through Ctfs., 5.70%
   (Acquired 12/07/04; Cost
   $2,100,000)(c)(e)(f)(k)                                2,100,000        2,102,079
UFJ Finance Aruba AEC, (Aruba) , Gtd.
   Sub. Second Tier Euro Bonds, 8.75%
   (c)(f)                                                 1,020,000        1,095,025
Windsor Financing LLC, Sr. Gtd. Notes,
   5.88%, 07/15/17 (Acquired 02/07/06;
   Cost $1,160,000)(c)(e)                                 1,160,000        1,156,508
                                                                         -----------
                                                                          32,308,733
                                                                         -----------

PACKAGED FOODS & MEATS - 0.29%
General Mills, Inc., Notes, 6.45%,
   10/15/06(c)                                              930,000          935,245
Sara Lee Corp., Unsec. Notes, 1.95%,
   06/15/06(c)                                              705,000          700,481
Tyson Foods, Inc. , Sr. Unsec. Global
   Notes 7.25%, 10/01/06(c)                               3,515,000        3,544,104
                                                                         -----------
                                                                           5,179,830
                                                                         -----------

PROPERTY & CASUALTY INSURANCE - 1.33%
ACE INA Holdings Inc., Sr. Unsec. Gtd.
   Unsub. Notes, 8.30%, 08/15/06(c)                       2,150,000        2,170,124
Executive Risk Capital Trust -Series B,
   Gtd. Trust Pfd. Bonds, 8.68%,
   02/01/27(c)                                            2,375,000        2,530,159
First American Capital Trust I, Gtd.
   Trust Pfd. Notes, 8.50%, 04/15/12(c)                   4,705,000        4,990,923
Oil Casualty Insurance Ltd. (Bermuda) ,
   Unsec. Sub. Deb., 8.00%, 09/15/34
  (Acquired 04/29/05-06/09/05; Cost
   $3,737,949)(c)(e)                                      3,495,000        3,445,580
Oil Insurance Ltd. (Bermuda),
   Sr. Unsec. Floating Rate Notes, 4.87%,
   10/06/06 (Acquired 10/12/05-10/13/05;
   Cost $2,386,963)(c)(e)(k)                              2,405,000        2,404,002
   Unsec. Sub. Deb.,
   5.15%, 08/15/33 (Acquired
   03/23/04-03/30/06; Cost
   $7,875,683)(c)(e)                                      7,775,000        7,637,771
Travelers Property Casualty Corp., Sr.
   Unsec. Notes, 6.75%, 11/15/06(c)                         700,000          706,153
                                                                         -----------
                                                                          23,884,712
                                                                         -----------

RAILROADS - 0.02%
Norfolk Southern Corp. -Series A,
   Medium Term Notes, 7.40%, 09/15/06(c)                    430,000          434,085
                                                                         -----------

                                                         PRINCIPAL
                                                          AMOUNT            VALUE
                                                        -----------      -----------
REAL ESTATE - 1.06%
Developers Diversified Realty Corp. ,
   Sr. Medium Term Notes, 7.00%,
   03/19/07(c)                                          $ 2,680,000      $ 2,717,761
Health Care Property Investors, Inc.,
   Sr. Unsec. Notes, 7.07%, 06/08/15(c)                   2,405,000        2,576,597
Health Care REIT, Inc., Sr. Notes,
   5.88%, 05/15/15(c)                                     1,905,000        1,860,461
ProLogis, Sr. Unsec. Notes, 7.05%,
   07/15/06(c)                                            5,810,000        5,836,087
Spieker Properties, Inc, Unsec. Unsub.
   Notes, 7.13%, 12/01/06(c)                              3,925,000        3,968,214
Summit Properties Partnership, L.P.,
   Medium Term Notes, 7.04%, 05/09/06(c)                  2,000,000        2,002,580
                                                                         -----------
                                                                          18,961,700
                                                                         -----------

REGIONAL BANKS - 0.38%
Cullen/Frost Capital Trust I, Unsec.
   Sub. Floating Rate Notes, 6.37%,
   03/01/34(c)(d)                                         4,050,000        4,169,313
PNC Capital Trust C, Gtd. Floating Rate
   Trust Pfd. Bonds, 5.39%,
   06/01/28(c)(d)                                         1,175,000        1,141,607
TCF Financial Corp., Sub. Notes, 5.00%,
   06/15/14(c)                                            1,500,000        1,462,545
                                                                         -----------
                                                                           6,773,465
                                                                         -----------

REINSURANCE - 0.26%
Reinsurance Group of America, Inc., Jr.
   Unsec. Sub. Deb., 6.75%, 12/15/65(c)                   1,995,000        1,899,918
Stingray Pass-Through Trust, Pass
   Through Ctfs., 5.90%, 01/12/15
   (Acquired 01/07/2005-11/03/2005;
   Cost $2,747,640)(c)(e)                                 2,800,000        2,744,028
                                                                         -----------
                                                                           4,643,946
                                                                         -----------

RESTAURANTS - 0.05%
YUM! Brands, Inc., Sr. Unsec. Notes,
   8.50%, 04/15/06(c)                                       940,000          940,827
                                                                         -----------

SOVEREIGN DEBT - 0.11%
Russian Federation-REGS (Russia) ,
   Unsec. Unsub. Euro Bonds, 10.00%,
   06/26/07 (Acquired 05/14/2004-05/18/2004;
   Cost $2,050,181)(c)(e)                                 1,820,000        1,919,736
                                                                         -----------

SPECIALTY CHEMICALS - 0.26%
ICI North America, Unsec. Gtd. Deb.,
   8.88%, 11/15/06(c)                                     4,570,000        4,659,115
                                                                         -----------

THRIFTS & MORTGAGE FINANCE - 0.22%
Countrywide Home Loans, Inc. -Series E,
   Gtd. Medium Term Notes, 6.94%,
   07/16/07(c)                                            1,670,000        1,703,016
Greenpoint Capital Trust I, Gtd. Sub.
   Trust Pfd. Notes, 9.10%, 06/01/27(c)                   1,025,000        1,108,025
Washington Mutual Capital I, Gtd. Sub.
   8.38%, 06/01/27(c)                                     1,000,000        1,068,220
                                                                         -----------
                                                                           3,879,261
                                                                         -----------

See accomanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                        PRINCIPAL
                                                         AMOUNT               VALUE
                                                       -----------        --------------
TOBACCO - 0.07%
Altria Group, Inc., Unsec. Notes, 7.20%,
   02/01/07(c)                                         $ 1,150,000        $    1,166,020
                                                                          --------------
TRADING COMPANIES & DISTRIBUTORS - 0.09%
Western Power Distribution Holdings Ltd.,
   (United Kingdom) , Unsec. Unsub. Notes,
   7.38%, 12/15/28 (Acquired
   01/25/2005-03/03/2005; Cost
   $1,686,662)(c)(e)                                     1,500,000             1,632,645
                                                                          --------------
TRUCKING - 0.16%
Roadway Corp., Sr. Sec. Gtd. Global Notes,
   8.25%, 12/01/08(c)                                    2,805,000             2,947,494
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.93%
Sprint Capital Corp., Unsec. Gtd. Notes,
   4.78%, 08/17/06(c)                                    9,550,000             9,538,349
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(c)            2,900,000             3,626,972
Telephone & Data Systems, Inc., Unsec. Notes,
   7.00%, 08/01/06(c)                                    3,425,000             3,442,604
                                                                              16,607,925
                                                                          --------------
     Total Bonds & Notes
       (Cost $385,730,431)                                                   380,063,873
                                                                          --------------
U.S. MORTGAGE-BACKED SECURITIES - 14.08%
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
   - 5.02%
Pass Through Ctfs.,
   5.50%, 05/01/13 to 12/01/33(c)                        2,991,222             2,958,295
   7.00%, 06/01/15 to 06/01/32(c)                        2,990,265             3,081,344
   6.50%, 01/01/16 to 01/01/35(c)                        3,106,633             3,165,001
   6.00%, 03/01/17 to 01/01/34(c)                        5,864,400             5,922,467
   4.50%, 10/01/18(c)                                      301,090               288,078
   8.00%, 01/01/27(c)                                    1,012,341             1,080,153
   7.50%, 11/01/30 to 03/01/32(c)                          496,937               519,448
   5.00%, 10/01/33(c)                                      343,102               327,429
Pass Through Ctfs., TBA,
   5.00%, 04/01/21 to 04/01/36(c)(l)                    23,444,000            22,385,761
   5.50%, 04/01/36(c)(l)                                51,578,618            50,369,744
                                                                              90,097,720
                                                                          --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -
   7.92%
Floating Rate Pass Through Ctfs.,
   4.56%, 11/01/33(c)(k)                                 2,650,901             2,646,019
Pass Through Ctfs.,
   8.50%, 03/01/10 to 01/01/23(c)                          222,918               237,947
   6.50%, 04/01/14 to 10/01/35(c)                       11,574,553            11,864,179
   7.50%, 11/01/15 to 05/01/32(c)                        1,006,431             1,052,561
   7.00%, 12/01/15 to 09/01/32(c)                        3,407,321             3,509,144
   6.00%, 01/01/17 to 03/01/22(c)                          883,022               892,327
   5.00%, 11/01/17 to 02/01/19(c)                        6,579,534             6,429,759
   5.50%, 07/01/19 to 10/01/34(c)                       11,487,949            11,299,054
   8.00%, 08/01/21 to 10/01/30(c)                          745,266               792,447
                                                                          --------------

                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                       -----------        --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -
(CONTINUED)
   8.50%, 10/01/28(c)                                  $ 1,378,149(m      $    1,478,086
   4.50%, 09/01/33(c)                                    2,541,971             2,356,732
Pass Through Ctfs., TBA
   5.00%, 04/01/21(c)(l)                                18,957,160            18,483,231
   5.50%, 04/01/21 to 04/01/36(c)(l)                    52,187,190            51,132,766
   6.00%, 04/01/36(c)(l)                                29,914,900            29,914,900
                                                                             142,089,152
                                                                          --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -
   1.14%
Pass Through Ctfs.,
   6.50%, 10/15/08 to 12/15/33(c)                        2,378,322             2,465,951
   7.00%, 10/15/08 to 05/15/32(c)                        1,307,423             1,363,070
   6.00%, 11/15/08 to 10/15/33(c)                        7,854,242             7,957,828
   5.00%, 03/15/18(c)                                    2,002,355             1,970,836
   8.00%, 08/15/22 to 01/20/31(c)                          521,684               557,824
   7.50%, 06/15/23 to 05/15/32(c)                        1,330,686             1,399,507
   8.50%, 11/15/24 to 02/15/25(c)                          117,808               127,947
   5.50%, 12/15/31 to 05/15/35(c)                        4,618,310             4,577,980
                                                                              20,420,943
     Total U.S. Mortgage-Backed Securities
        (Cost $254,366,824)                                                  252,607,815
                                                                          --------------
ASSET-BACKED SECURITIES - 3.22%
AEROSPACE & DEFENSE - 0.18%
Systems 2001 Asset Trust LLC-Series 2001,
   Class G, Pass Through Ctfs., (INS-MBIA
   Insurance Corp.) (Cayman Islands),
   (Acquired 02/09/05-10/27/05; Cost
   $3,426,916)(c)(e)(i)                                  3,111,451             3,247,640
                                                                          --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.90%
Accredited Mortgage Loan Trust -Series
   2003-3, Class A3,, Floating Rate Pass
   Through Ctfs., 5.20%, 01/25/34(c)(k)                    945,174               948,723
Bank of America Mortgage Securities, -Series
   2003-D, Class 2AI, Floating Rate Pass
   Through Ctfs., 4.18%, 05/25/33(c)(k)                  1,323,249             1,289,971
Capital One Multi-Asset Execution Trust
   -Series 2003-B4, Class B4,, Floating Rate
   Pass Through Ctfs., 5.55%, 07/15/11(c)(k)             2,230,000             2,261,912
Countrywide Asset-Backed Ctfs. -Series
   2004-6, Class 2A5,, Floating Rate Pass
   Through Ctfs., 5.21%, 11/25/34(c)(k)                  1,232,130             1,235,469
Countrywide Home Loans, Series 2004-HYB7,
   Class 1A2,, Floating Rate Pass Through
   Ctfs. 4.73%, 11/20/34(c)(k)                           1,500,748             1,478,693
Credit Suisse First Boston Mortgage Securities Corp.
   -Series 2004-AR3, Class 5A1,
   Floating Rate Pass Through Ctfs.,
   4.74%, 04/25/34(c)(k)                                 1,436,657             1,414,608
   -Series 2004-AR7, Class 2A1,
   Floating Rate Pass Through Ctfs.,
   4.73%, 11/25/34(c)(k)                                 1,690,863             1,663,839

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                 -----------        --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
   -Series 2004-C4, Class A6,
   Pass Through Ctfs.,
   4.69%, 10/15/39(c)                            $ 2,850,000        $    2,688,033
Fannie Mae Whole Loan -Series 2003-W19, Class
   1A3,, Pass Through Ctfs., 4.78%,
   11/25/33(c)                                       191,568               190,756
Federal Home Loan Bank (FHLB) -Series
   TQ-2015, Class A,, Pass Through Ctfs.,
   5.07%, 10/20/15(c)                              2,664,502             2,602,553
GSR Mortgage Loan Trust -Series 2004-5, Class
   2A1,, Pass Through Ctfs., 4.53%,
   05/25/34(c)                                       916,690               898,588
Impac CMB Trust
   -Series 2003-12, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.20%, 12/25/33(c)(k)                             237,705               237,895
   -Series 2004-1, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.15%, 03/25/34(c)(k)                             747,650               750,507
Long Beach Mortgage Loan Trust -Series
   2004-1, Class A3,, Floating Rate Pass
   Through Ctfs., 5.12%, 02/25/34(c)(k)              351,020               351,460
Master Asset Securitization Trust -Series
   2003-8, Class 1A1,, Pass Through Ctfs.,
   5.50%, 09/25/33(c)                              3,036,989             2,943,034
MLCC Mortgage Investors, Inc. -Series 2003-G,
   Class A1,, Floating Rate Pass Through
   Ctfs., 5.14%, 01/25/29(c)(k)                    1,797,769             1,806,525
Morgan Stanley Mortgage Loan Trust -Series
   2004-6AR, Class 2A2,, Floating Rate Pass
   Through Ctfs., 4.09%, 08/25/34(c)(k)            1,748,105             1,739,220
Nomura Asset Acceptance Corp. -Series
   2005-AR1, Class 2A1,, Floating Rate Pass
   Through Ctfs., 5.10%, 02/25/35(c)(k)              692,569               694,339
Residential Asset Mortgage Products, Inc.
   -Series 2003-RS2, Class AII,, Floating
   Rate Pass Through Ctfs., 5.16%,
   03/25/33(c)(k)                                    588,825               590,172
Specialty Underwriting & Residential Finance
   Trust -Series 2003-BC3, Class A,, Floating
   Rate Pass Through Ctfs., 5.17%,
   08/25/34(c)(k)                                    234,811               235,052
Structured Adjustable Rate Mortgage Loan Trust
   -Series 2004-3AC, Class A1,
   Pass Through Ctfs.,
   4.94%, 03/25/34(c)                              1,493,891             1,476,160
   -Series 2005-1, Class 1A1,
   Floating Rate Pass Through Ctfs.,
   5.13%, 02/25/35(c)(k)                           1,167,438             1,174,793
Structured Asset Securities Corp.
   -Series 2003-37A, Class 7A,
   Floating Rate Pass Through Ctfs.,
   4.81%, 12/25/33(c)(k)                           1,515,937             1,512,959
   -Series 2004-2AC, Class A1,
   Floating Rate Pass Through Ctfs.,
   5.01%, 02/25/34(c)(k)                           2,749,489             2,722,152
                                                                    --------------

                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                                 -----------        --------------
Vanderbilt Mortgage and Finance, Inc. -Series
   2002-B, Class A4,, Pass Through Ctfs.,
   5.84%, 02/07/26(c)                            $ 1,175,000        $    1,176,402
                                                                        34,083,815
                                                                    --------------
MULTI-SECTOR HOLDINGS - 0.05%
Longport Funding Ltd.-Series 2005-2A, Class
   A1J, Floating Rate Bonds, 5.19%,
   02/03/40 (Acquired 03/31/05; Cost
   $900,000)(d)(e)(n)                                900,000               900,000
                                                                    --------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.96%
Citicorp Lease Pass-Through Trust -Series
   1999-1, Class A2,, Pass Through Ctfs.,
   8.04%, 12/15/19 (Acquired
   06/01/00-01/26/06; Cost $6,733,854)(c)(e)       6,085,000             7,035,629
LILACS Repackaging 2005-I, -Series A, Sec.
   Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
   Cost $4,500,000)(e)(n)                          4,500,000             4,340,205
Patrons' Legacy 2003-III -Series A,, Ctfs.,
   5.65%, 01/17/17 (Acquired 11/04/04; Cost
   $2,563,525)(e)(n)                               2,500,000             2,459,175
Patrons' Legacy-2004-I -Series A,, Ctfs.,
   6.67%, 03/04/19 (Acquired
   04/30/04-07/14/05; Cost $3,543,815)(e)(n)       3,500,000             3,474,975
                                                                        17,309,984
                                                                    --------------
PROPERTY & CASUALTY INSURANCE - 0.13%
North Front Pass-Through Trust, Bonds,
   (Acquired 12/08/04; Cost
   $2,369,940)(c)(e)                               2,350,000             2,281,192
      Total Asset-Backed Securities
        (Cost $58,848,164)                                              57,822,631
                                                                    --------------

                                                   SHARES
                                                 -----------
PREFERRED STOCKS - 1.55%
DIVERSIFIED BANKS - 0.02%
HSBC Capital Funding L.P.(United Kingdom),
   4.61%  Pfd. (Acquired 11/05/03; Cost
   $419,634)(c)(e)                                   450,000               414,778
                                                                    --------------
LIFE & HEALTH INSURANCE - 0.11%
Aegon N.V.(Netherlands)  6.38% Pfd.                   79,800             1,987,020
                                                                    --------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 0.96%
Auction Pass-Through Trust -Series 2001-1,
   Class A, 5.55% Floating Rate Pfd.
   (Acquired 10/03/2005; Cost
   $5,500,000)(d)(e)(n)(o) (p)                            22             5,572,876
Zurich RegCaPS Funding Trust III,  5.02%
   Floating Rate Pfd. (Acquired
   06/03/2004-02/08/2006; Cost
   $6,420,453)(c)(d)(e)                                6,530             6,595,300
Zurich RegCaPS Funding Trust IV,  5.28%
   Floating Rate Pfd. (Acquired 01/19/2005;
   Cost $1,220,601)(a)(c)(d)(e)                        1,250             1,264,844
                                                                    --------------

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

                                                    SHARES              VALUE
                                                 -----------        --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  -
(CONTINUED)
Zurich RegCaPS Funding Trust VI,  5.46%
   Floating Rate Pfd. (Acquired 01/19/2005;
   Cost $3,545,855)(a)(c)(d)(e)                        3,650        $    3,692,203
                                                                        17,125,223
                                                                    --------------
THRIFTS & MORTGAGE FINANCE - 0.33%
Fannie Mae
   -Series J, 4.72 % Floating Rate Pfd. (q)           56,850        $    2,842,500
   -Series K, 5.40% Floating Rate Pfd. (q)            59,850             3,025,417
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES - 0.13%
Telephone & Data Systems, Inc. -Series A,
   7.60% Pfd.                                         93,000             2,325,000
      Total Preferred Stocks
       (Cost $27,357,220)                                               27,719,938
                                                                    --------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                 -----------
MUNICIPAL OBLIGATIONS - 1.30%
Brownsville (City of), Texas; Series 2005 A,
   Refunding & Improvement Utility System RB
   (INS-Ambac Assurance Corp.) 5.00%,
   09/01/31(c)(i)                                $   610,000               629,063
Chicago (City of), Illinois O'Hare
   International Airport; Series 2004 E,
   Refunding Taxable General Airport Third
   Lien RB, (INS-MBIA Insurance Corp.) 3.88%,
   01/01/08(c)(i)                                  2,750,000             2,691,562
Dallas (City of), Texas;
   Series 2005 A
   Taxable Pension Limited Tax GO,
   4.61%, 02/15/14(c)                                975,000               922,594
   5.20%, 02/15/35(c)                              1,600,000             1,525,392
Detroit (City of), Michigan;
   Series 2005 A-1
   Taxable Capital Improvement Limited Tax GO,
   (INS-Ambac Assurance Corp.)
   4.96%, 04/01/20(c)(i)                           1,550,000             1,436,323
   Series 2005
   Taxable COP, (INS-Financial Guaranty Insurance Co.)
   4.95%, 06/15/25(c)(i)                           1,920,000             1,759,200
Indianapolis (City of), Indiana Local Public
Improvement Bond Bank;
   Series 2005 A
   Taxable RB,
   4.87%, 07/15/16(c)                                925,000               877,547
   5.22%, 07/15/20(c)                              1,100,000             1,053,965
   5.28%, 01/15/22(c)                                600,000               573,750
Industry (City of), California Urban
   Development Agency (Project 3); Series
   2003, Taxable Allocation RB, (INS-MBIA
   Insurance Corp.) 6.10%, 05/01/24(c)(i)          2,060,000             2,116,650
Michigan (State of) Municipal Bond Authority
   (City of Detroit School District); Series
   2005, RB, (INS-Financial Security
   Assurance Inc.) 5.00%, 06/01/15(c)(i)             700,000               745,500
New Hampshire (State of); Series 2005 B,
   Taxable Unlimited Tax GO, 4.65%,
   05/15/15(c)                                     1,975,000             1,876,250
                                                                    --------------

                                                  PRINCIPAL
                                                   AMOUNT               VALUE
                                                 -----------        --------------
Phoenix (City of), Arizona Civic Improvement Corp.;
   Series 2004
   Taxable Rental Car Facility Charge RB,
(INS-Financial Guaranty Insurance Co.)
   3.69%, 07/01/07(c)(i)                         $ 1,080,000        $    1,061,100
   Taxable Rental Car Facility RB,
(INS-Financial Guaranty Insurance Co.)
   4.21%, 07/01/08(c)(i)                           1,285,000             1,256,769
Sacramento (County of), California; Series
   2004 C-1, Taxable Pension Funding CARS RB,
   (INS-MBIA Insurance Corp.) 3.42%,
   07/10/30(c)(i)(r)                               4,800,000             4,734,768
      Total Municipal Obligations
       (Cost $23,771,884)                                               23,260,433
                                                                    --------------
U.S. GOVERNMENT AGENCY SECURITIES - 0.21%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -
   0.21%
Unsec. Floating Rate Global
   Notes,  4.56%, 02/17/09
   (c)(k)
   (Cost $3,860,000)                                 3,860               3,784,035
U.S. TREASURY NOTES - 0.11%
   3.00%, 12/31/06 (c)
   (Cost $1,973,258)                                 2,000               1,972,340
                                                                    --------------

                                                   SHARES
                                                 -----------
MONEY MARKET FUNDS - 2.78%
Liquid Assets Portfolio-Institutional
   Class(s)                                       24,947,174            24,947,174
STIC Prime Portfolio-Institutional Class(s)       24,947,174            24,947,174
      Total Money Market Funds
       (Cost $49,894,348)                                               49,894,348
TOTAL INVESTMENTS - 110.17%
   (Cost $1,729,773,594)                                             1,976,187,836
OTHER ASSETS LESS LIABILITIES - (10.17)%                              (182,455,254)
                                                                    --------------
NET ASSETS - 100.00%                                                $1,793,732,582
                                                                    ==============

Investment Abbreviations:

ADR     -- American Depositary Receipt
CARS    -- Convertible Auction Rate Securities
COP     -- Certificates of Participation
Ctfs.   -- Certificates
Deb.    -- Debentures
Disc.   -- Discounted
GO      -- General Obligation Bonds
Gtd.    -- Guaranteed
INS     -- Insurer
Jr.     -- Junior
LILACS  -- Life Insurance and Life Annuities Backed Charitable Securities
Pfd.    -- Preferred
RB      -- Revenue Bonds
RegCaPS -- Regulatory Capital Preferred Securities

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

REGS   -- Regulation S
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To Be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $55,136,269, which represented 3.07% of the Fund's Net Assets. See Note 1A.

(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2006 was $720,303,897, which represented 40.16% of the Fund's Net Assets. See Note 1A.

(d) Interest or dividend rate is redetermined quarterly. Rate shown is in effect on March 31, 2006.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $117,696,421, which represented 6.56% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)   Perpetual bond with no specified maturity date.

(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on March 31, 2006.

(h) Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(i) Principal and/or interest payments are secured by the bond insurance company listed.

(j) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(k) Interest rate is redetermined monthly. Rate shown is the rate in effect on March 31, 2006.

(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(m) Principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(n) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $16,747,231, which represented 0.93% of the Fund's Net Assets.

(o) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.31% of the Fund's Net Assets. See Note 1A.

(p) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2006 represented 0.31% of the Fund's Net Assets. See Note 2.

(q) Dividend rate is redetermined bi-annually. Rate shown is the rate in effect on March 31, 2006.

(r) Bond issued at a discount with a zero coupon. The rate shown represents the yield at issue to the remarketing date of July 10, 2006. The Bond will be remarketed or converted to a fixed coupon rate on that date.

(s) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE  1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM BASIC BALANCED FUND
      value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DOLLAR ROLL TRANSACTIONS - The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar transactions by the Fund, fee income is agreed upon amongst the parties at the commencement of the dollar roll. This fee is amortized to income ratably over the term of the dollar roll. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price. Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted

AIM BASIC BALANCED FUND
      pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

H. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statements of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM BASIC BALANCED FUND

NOTE 2--INVESTMENT IN AFFILIATES

      The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                                      CHANGE IN
                                                                      UNREALIZED                                 REALIZED
                         VALUE        PURCHASES       PROCEEDS       APPRECIATION         VALUE       DIVIDEND    GAIN
FUND                    12/31/05       AT COST       FROM SALES     (DEPRECIATION)       03/31/06      INCOME     (LOSS)
----                 ------------   -------------  ---------------  --------------    -------------  ----------  --------
Liquid Assets
 Portfolio -
 Institutional
 Class               $ 17,648,250   $ 110,641,311  $ (103,342,387)  $           --    $  24,947,174  $  188,421  $     --
STIC Prime
 Portfolio -
 Institutional
 Class                 17,648,250     110,641,311    (103,342,387)              --       24,947,174     189,010        --
                     ------------   -------------  --------------   --------------    -------------  ----------  --------
  SUBTOTAL           $ 35,296,500   $ 221,282,622  $ (206,684,774)  $           --    $  49,894,348  $  377,431  $     --
                     ============   =============  ==============   ==============    =============  ==========  ========

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the year ended March 31, 2006

                                                                CHANGE IN
                                                                UNREALIZED                                 REALIZED
                   VALUE        PURCHASES       PROCEEDS       APPRECIATION          VALUE      DIVIDEND     GAIN
COMPANY           12/31/05       AT COST       FROM SALES     (DEPRECIATION)       03/31/06      INCOME     (LOSS)
-------         ------------  -------------  ---------------  --------------    -------------  ----------  --------
Auction
Pass-Through
Trust - Series
2001-1, Class
A, Floating
Rate Pfd.       $  5,500,000  $          --  $            --  $       72,876    $   5,572,876  $  74,492         --
                ------------  -------------  ---------------  --------------    -------------  ---------   --------
   TOTAL        $ 40,796,500  $ 221,282,622  $  (206,684,774) $       72,876    $  55,467,224  $ 451,923   $     --
                ============  =============  ===============  ==============    =============  =========   ========

NOTE 3--FUTURES CONTRACTS

On March 31, 2006, $1,378,149 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                                OPEN FUTURES CONTRACTS AT PERIOD END
                                   -----------------------------------------------------------------
                                                                                        UNREALIZED
                                   NUMBER OF          MONTH/                           APPRECIATION
            CONTRACT               CONTRACTS         COMMITMENT          VALUE        (DEPRECIATION)
---------------------------        ---------       -------------      ------------    --------------
Eurodollar GLOBEX2 etrading              103         Mar-07/Long      $ 24,409,713    $    (153,328)
Eurodollar GLOBEX2 etrading              241         Dec-06/Long        57,083,862         (506,967)
U.S. Treasury 2 Year Notes               150        June-06/Long        32,413,641          (70,217)
U.S. Treasury 5 Year Notes               112       June-06/Short       (12,741,375)          58,484
U.S. Treasury 10 Year Notes              378        June-06/Long        38,194,234         (531,811)
U.S. Treasury 30 Year Notes               27        June-06/Long         2,947,219          (66,135)
                                   ---------                          ------------    -------------
                                       1,011                          $142,307,294    $  (1,269,974)
                                   ---------                          ------------    -------------

AIM BASIC BALANCED FUND

NOTE 4 -- PUT OPTION CONTRACTS

                            TRANSACTIONS DURING THE PERIOD
                                 PUT OPTION CONTRACTS
                            ------------------------------
                            NUMBER OF             PREMIUMS
                            CONTRACTS             RECEIVED
                            ---------            ---------
Beginning of period                --            $      --
Written                           197               23,374
Closed                            (60)              (6,262)
                            ---------            ---------
End of period                     137            $  17,112
                            ---------            ---------

                                                        OPEN PUT OPTIONS WRITTEN AT PERIOD END
                                   ---------------------------------------------------------------------------------
                                                                                                        UNREALIZED
                                   CONTRACT     STRIKE     NUMBER OF      PREMIUMS                      APPRECIATION
                                     MONTH       PRICE     CONTRACTS      RECEIVED       VALUE         (DEPRECIATION)
                                   --------     ------     ---------      --------      ---------       ------------
U.S. Treasury 10 Year Notes          May-06     $  105            60      $  9,075      $   4,688       $      4,387
U.S. Treasury 30 Year Bonds          May-06        107            77         8,037         10,828             (2,791)
                                                           ---------      --------      ---------       ------------
                                                                 137      $ 17,112      $  15,516       $      1,596
                                                           ---------      --------      ---------       ------------

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $160,702,523 and $352,319,808, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities               $  267,068,572
Aggregate unrealized (depreciation) of investment securities                (52,518,190)
                                                                         --------------
Net unrealized appreciation of investment securities                     $  214,550,382
                                                                         ==============

Cost of investments for tax purposes is $1,761,637,454.

                         AIM EUROPEAN SMALL COMPANY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               ESC-QTR-1 3/06             A I M Advisors, Inc.

AIM EUROPEAN SMALL COMPANY FUND


SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                    SHARES             VALUE
                                                -------------      -------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-90.46%
AUSTRIA-1.72%
Andritz A.G. (Industrial
  Machinery) (a)(b)                                    58,360      $   8,500,709
                                                                   -------------

BELGIUM-3.12%
EVS Broadcast Equipment S.A.
  (Communications Equipment)                          244,000         11,917,845
Van De Velde N.V. (Apparel,
  Accessories & Luxury Goods) (a)                      16,000          3,490,223
                                                                   -------------
                                                                      15,408,068
                                                                   -------------

DENMARK-1.84%
DSV A.S. (Trucking) (a)                                35,000          4,659,494
Sondagsavisen A.S. (Publishing) (c)                   333,000          4,434,196
                                                                   -------------
                                                                       9,093,690
                                                                   -------------

FRANCE-6.94%
Alten (IT Consulting & Other  Services) (c)            79,800          2,686,150
April Group (Insurance Brokers)                        82,700          4,206,715
Elior (Restaurants) (b)(d)(e)                         315,100          5,036,030
Guerbet S.A. (Health Care
  Equipment) (a)                                       22,006          3,448,203
LaCie S.A. (Computer Storage &
  Peripherals) (a)(b)                                 300,000          4,252,447
Pinguely-Haulotte (Construction &
  Farm Machinery & Heavy Trucks) (a)                  205,900          6,238,810
Trigano S.A. (Leisure Products) (a)                    85,712          4,813,081
Zodiac S.A. (Aerospace & Defense)                      54,900          3,562,271
                                                                   -------------
                                                                      34,243,707
                                                                   -------------

GERMANY-6.74%
Bijou Brigitte Modische
  Accessoires A.G. (Apparel,
  Accessories & Luxury Goods) (a)                      34,870          9,985,207
CTS Eventim A.G. (Movies &
  Entertainment) (a)(c)                               149,200          5,025,901
Elexis A.G. (Industrial
  Machinery) (c)                                      165,500          4,662,470
ElringKlinger A.G. (Auto Parts &
  Equipment) (a)                                       89,707          4,306,739
Fuchs Petrolub A.G. -Pfd
  (Commodity Chemicals) (a)                            89,684          4,660,767
Takkt A.G. (Catalog Retail) (a)                       180,600          2,853,614
Techem A.G. (Diversified
  Commercial & Professional
  Services) (a)                                         8,090            355,266
Telegate A.G. (Diversified
  Commercial & Professional
  Services) (a)(c)                                     57,912          1,403,439
                                                                   -------------
                                                                      33,253,403
                                                                   -------------

GREECE-6.66%
Gr. Sarantis S.A. (Personal
  Products) (a)                                       408,167          4,267,385
Intralot S.A. (Casinos & Gaming)                      370,846          9,706,049
Jumbo S.A. (Leisure Products) (a)                     571,000          9,418,177
Motor Oil (Hellas) Corinth
  Refineries S.A. (Oil & Gas
  Refining & Marketing)                               134,000          3,620,802
Titan Cement Co. S.A.
  (Construction Materials) (a)                        122,271          5,837,191
                                                                   -------------
                                                                      32,849,604
                                                                   -------------


                                                    SHARES             VALUE
                                                -------------      -------------
HUNGARY-1.26%
EGIS NyRt. (Pharmaceuticals) (c)                       41,000      $   6,211,123
                                                                   -------------

IRELAND-1.06%
FBD Holdings PLC (Multi-Line
  Insurance) (a)                                      109,900          5,246,352
                                                                   -------------

ITALY-4.08%
Biesse S.p.A. (Industrial
  Machinery)                                          548,200          7,227,083
Cementir-Cementerie del Tirreno
  S.p.A. (Construction Materials) (a)                 690,900          5,056,564
Davide Campari-Milano S.p.A.
  (Distillers & Vintners)                             492,700          4,340,223
Valentino Fashion Group S.p.A.
  (Apparel, Accessories & Luxury
  Goods) (c)                                          114,100          3,525,502
                                                                   -------------
                                                                      20,149,372
                                                                   -------------

NETHERLANDS-16.14%
Aalberts Industries N.V.
  (Industrial Conglomerates) (a)                      129,834          9,566,327
Accell Group N.V. (Leisure
  Products)                                           194,975          6,515,808
Ballast Nedam N.V.-Dutch Ctfs.
  (Construction & Engineering) (a)(c)                 122,600          5,229,471
Beter Bed Holding N.V.
  (Homefurnishings Retail)                            153,250          8,634,726
Eriks Group N.V. (Trading
  Companies & Distributors) (a)                        94,576          4,916,165
Koninklijke BAM Groep N.V.
  (Construction & Engineering) (a)                    117,300         11,897,006
Koninklijke BAM Groep N.V.
  (Construction & Engineering)
  (Acquired 12/10/04; Cost
  $303,940)(a)(f)                                       7,000            709,966
Roto Smeets de Boer N.V.
  (Commercial Printing) (a)                            33,911          2,095,601
Smit Internationiale N.V. (Marine
  Ports & Services) (a)                                86,700          6,671,161
Stork N.V. (Industrial Machinery) (a)                 102,755          5,732,783
Univar N.V. (Trading Companies &
  Distributors)                                       173,310          9,764,987
USG People N.V. (Human Resource &
  Employment Services)                                109,100          7,898,739
                                                                   -------------
                                                                      79,632,740
                                                                   -------------

NORWAY-17.12%
Acta Holding A.S.A. (Diversified
  Capital Markets) (a)(b)                           1,650,500          6,554,178
Arrow Seismic A.S.A. (Oil & Gas
  Equipment & Services)
  (Acquired 02/13/06; Cost
  $2,153,007)(c)(f)                                   410,000          3,127,575
Det Norske Oljeselskap A.S.A.
  (Oil & Gas Exploration &
  Production)                                         398,979          2,940,025
Expert A.S.A. (Computer &
  Electronics Retail) (a)                             249,440          3,354,510
Fridstad Discoverer Invest Ltd.
  (Oil & Gas Equipment &
  Services)  (Acquired 03/06/06;
  Cost $2,500,000)(c)(f)                              250,000          2,364,751
Geo A.S.A. (Construction &
  Engineering) (a)(c)                                 338,000          2,150,346

AIM EUROPEAN SMALL COMPANY FUND

                                                    SHARES             VALUE
                                                -------------      -------------
NORWAY-(CONTINUED)
Geo A.S.A. (Construction &
  Engineering)  (Acquired
  06/21/05; Cost
  $897,913)(a)(c)(f)                                  291,000      $   1,851,333
Pan Fish A.S.A. (Packaged Foods &
  Meats)  (Acquired 03/07/06;
  Cost $5,374,883)(a)(b)(c)(f)                      8,175,000          8,106,367
Petroleum Geo-Services A.S.A.
  (Oil & Gas Equipment &
  Services) (a)(c)                                    161,300          7,487,035
Prosafe A.S.A. (Oil & Gas
  Equipment & Services) (a)                           172,600          8,997,089
Revus Energy A.S.A. (Oil & Gas
  Exploration & Production)
  (a)(b)(c)                                            85,200            724,326
Revus Energy A.S.A. (Oil & Gas
  Exploration & Production)
  (Acquired 06/27/05; Cost
  $953,210)(a)(b)(c)(f)                               149,200          1,268,421
Sinvest A.S.A. (Oil & Gas
  Drilling) (a)(b)(c)                                 318,900          5,816,743
Songa Offshore A.S.A. (Oil & Gas
  Drilling) (c)                                       384,100          3,369,504
SuperOffice A.S.A. (Application
  Software) (a)(b)                                    507,609          3,006,840
TGS Nopec Geophysical Co. A.S.A.
  (Oil & Gas Equipment &
  Services) (a)(c)                                    124,621          7,573,384
Tomra Systems A.S.A.
  (Environmental & Facilities
  Services) (a)                                       721,900          5,775,089
Veidekke A.S.A. (Construction &
  Engineering) (a)                                    251,200          9,984,709
                                                                   -------------
                                                                      84,452,225
                                                                   -------------

PORTUGAL-1.19%
Mota-Engil, SGPS, S.A.
  (Construction & Engineering)                      1,147,500          5,881,501
                                                                   -------------

SPAIN-0.80%
Obrascon Huarte Lain, S.A.
  (Construction & Engineering) (a)                    169,900          3,952,951
                                                                   -------------

SWEDEN-3.33%
Gant Co. A.B. (Apparel Retail)
  (Acquired 03/28/06; Cost
  $723,847)(c)(f)                                      40,000          1,004,070
Hexagon A.B. -Class B (Industrial
  Machinery) (a)(b)                                   209,570          7,099,120
HiQ International A.B. (IT
  Consulting & Other Services)                        581,000          3,439,018
Indutrade A.B. (Trading Companies
  & Distributors)  (Acquired
  10/05/05; Cost $1,265,296)(c)(f)                    152,000          1,897,975
PA Resources A.B. (Oil & Gas
  Exploration & Production)
  (Acquired 06/23/05; Cost
  $2,692,494)(a)(b)(c)(f)                             600,000          2,974,656
                                                                   -------------
                                                                      16,414,839
                                                                   -------------

SWITZERLAND-4.94%
Amazys Holding A.G. (Diversified
  Commercial & Professional
  Services) (a)                                       118,116         10,065,015
Banque Cantonale Vaudoise
  (Regional Banks)                                      8,700          2,802,577
Daetwyler Holding A.G.
  (Industrial Conglomerates) (a)                          852          3,267,572
Interroll Holding A.G.
  (Industrial Machinery) (a)(c)                        15,500          3,911,627



                                                    SHARES             VALUE
                                                -------------      -------------
Switzerland-(continued)

Mobilezone Holding A.G. (Computer
  & Electronics Retail) (a)(c)                        811,003      $   4,309,881
                                                                   -------------
                                                                      24,356,672
                                                                   -------------

UNITED KINGDOM-13.52%
Admiral Group PLC (Property &
  Casualty Insurance) (a)                             164,300          1,791,902
Admiral Group PLC (Property &
  Casualty Insurance)  (Acquired
  09/23/04; Cost $493,389)(a)(f)                      100,100          1,091,718
Findel PLC (Catalog Retail)                           258,500          2,510,569
Homeserve PLC (Diversified
  Commercial & Professional
  Services) (a)                                       328,500          8,268,396
Inchcape PLC (Distributors) (a)                        47,070          2,125,581
Informa PLC (Publishing) (a)                          450,919          3,757,179
Kensington Group PLC (Thrifts &
  Mortgage Finance)                                   298,090          6,152,671
Kier Group PLC (Construction &
  Engineering)                                        193,671          5,652,931
Mayborn Group PLC (Household
  Products)                                           284,600          2,429,153
Morgan Sindall PLC (Construction
  & Engineering)                                      228,000          5,011,009
NDS Group PLC -ADR (Application
  Software) (c)                                        60,500          3,147,815
NETeller PLC (Specialized
  Finance) (a)(c)                                     162,700          2,069,478
Savills PLC (Other Diversified
  Financial Services)                                 230,322          5,018,025
SCi Entertainment Group PLC (Home
  Entertainment Software) (a)(c)                      637,242          5,580,805
Sportingbet PLC (Casinos &
  Gaming)                                             472,943          3,081,342
Torex Retail PLC (Application
  Software) (a)                                     2,000,000          3,193,351
Ultra Electronics Holdings PLC
  (Aerospace & Defense) (a)                           315,650          5,853,373
                                                                   -------------
                                                                      66,735,298
                                                                   -------------
    Total Foreign Stocks & Other
      Equity Interests
      (Cost $258,715,309)                                            446,382,254
                                                                   -------------

MONEY MARKET FUNDS-7.92%
Liquid Assets Portfolio-Institutional
  Class(g)                                         19,536,810         19,536,810
STIC Prime Portfolio-Institutional
  Class(g)                                         19,536,810         19,536,810
                                                                   -------------

    Total Money Market Funds
      (Cost $39,073,620)                                              39,073,620
                                                                   -------------

Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-98.38%
  (Cost $297,788,929)                                                485,455,874
                                                                   -------------

See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN SMALL COMPANY FUND

                                                    SHARES             VALUE
                                                -------------      -------------
INVESTMENTS PURCHASED WITH CASH
   COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.63%
Liquid Assets
  Portfolio-Institutional
  Class(g)(h)                                      32,695,009      $  32,695,009
                                                                   -------------

    Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $32,695,009)                                              32,695,009
                                                                   -------------

TOTAL INVESTMENTS-105.01%
  (Cost $330,483,938)                                                518,150,883
                                                                   -------------

OTHER ASSETS LESS LIABILITIES-(5.01)%                              (24,723,550)
                                                                   -------------

NET ASSETS-100.00%                                                $ 493,427,333
                                                                   -------------


Investment Abbreviations:

ADR  -- American Depositary Receipt
Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $282,601,024, which represented 57.27% of the Fund's Net Assets. See Note 1A.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c)  Non-income producing security.

(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2006 represented 1.02% of the Fund's Net Assets.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 1.02% of the Fund's Net Assets. See Note 1A.

(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $24,396,832, which represented 4.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN SMALL COMPANY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM EUROPEAN SMALL COMPANY FUND


         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM EUROPEAN SMALL COMPANY FUND


NOTE 2--INVESTMENTS IN AFFILIATES

     The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                  UNREALIZED                                 REALIZED
                      VALUE       PURCHASES        PROCEEDS       APPRECIATION       VALUE       DIVIDEND      GAIN
FUND                12/31/05       AT COST        FROM SALES     (DEPRECIATION)     03/31/06       INCOME     (LOSS)
----               -----------   ------------   -------------   --------------    -----------    --------    --------
Liquid Assets
Portfolio -
Institutional
Class              $ 9,211,535   $22,689,277    $(12,364,002)              $--    $19,536,810    $108,251         $--

STIC Prime
Portfolio -
Institutional
Class                9,211,535    22,689,277     (12,364,002)               --     19,536,810     108,563          --
                   -----------   -----------    ------------               ---    -----------    --------         ---
   SUBTOTAL        $18,423,070   $45,378,554    $(24,728,004)              $--    $39,073,620    $216,814         $--
                   ===========   ===========    ============               ===    ===========    ========         ===


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                                                                  UNREALIZED                                 REALIZED
                      VALUE       PURCHASES       PROCEEDS       APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                12/31/05       AT COST       FROM SALES     (DEPRECIATION)     03/31/06      INCOME*      (LOSS)
----               -----------   ------------   ------------    --------------    -----------    --------    --------
Liquid Assets
Portfolio -
Institutional
Class              $27,254,135   $50,359,421    $(44,918,547)              $--    $32,695,009    $ 31,824         $--
                   -----------   -----------    ------------               ---    -----------    --------         ---
   TOTAL           $45,677,205   $95,737,975    $(69,646,551)              $--    $71,768,629    $248,638         $--
                   ===========   ===========    ============               ===    ===========    ========         ===

------------
* Net of compensation to counterparties.


NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $31,073,967 were on loan to brokers. The loans were secured by cash collateral of $32,695,009 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $31,824 for securities lending transactions, which are net of compensation to counterparties.

AIM EUROPEAN SMALL COMPANY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $36,860,791 and $60,445,717, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities          $187,975,782
                                                                    ------------
Aggregate unrealized (depreciation) of investment securities            (357,158)
                                                                    ------------
Net unrealized appreciation of investment securities                $187,618,624
                                                                    ============
Cost of investments for tax purposes is $330,532,259.

                              AIM GLOBAL VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
  - REGISTERED TRADEMARK -                              - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               GLV-QTR-1 3/06             A I M Advisors, Inc.

AIM GLOBAL VALUE FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                                         SHARES        VALUE
                                                      ----------   -------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-51.90%

CANADA-13.28%
Barrick Gold Corp. (Gold)                                 41,000   $  1,116,840
BMTC Group, Inc. -Class A
   (Homefurnishings Retail)                              131,900      2,146,185
E-L Financial Corp. Ltd.
   (Multi-Line Insurance)                                  8,912      4,357,928
Energy Savings Income Fund (Gas
   Utilities)                                            166,600      2,590,953
Kinross Gold Corp. (Gold) (a)                            200,000      2,180,355
Open Text Corp (Internet Software
   & Services) (a)                                       219,700      3,599,264
Pan-Ocean Energy Corp. Ltd. (Oil
   & Gas Exploration & Production)
   (a)                                                   120,500      3,857,403
Rothmans, Inc. (Tobacco)                                 113,200      1,963,090
Suncor Energy, Inc. (Integrated
   Oil & Gas)                                             37,000      2,840,036
TimberWest Forest Corp. (Forest
   Products) (b)                                          36,400        439,842
Westaim Corp. (The) (Industrial
   Conglomerates) (a)                                    256,500      1,612,323
Westaim Corp. (The) (Industrial
   Conglomerates) (Acquired
   07/14/04; Cost $49,481)(a)(c)                          19,200        120,689
                                                                   ------------
                                                                     26,824,908
                                                                   ------------

FINLAND-1.34%
Nokia Oyj -ADR (Communications
   Equipment)                                            130,600      2,706,032
                                                                   ------------

FRANCE-1.57%
RENAULT S.A. (Automobile
   Manufacturers) (d)                                     30,000      3,183,864
                                                                   ------------

GERMANY-0.89%
Bayerische Motoren Werke A.G.
   (Automobile Manufacturers) (d)                         32,800      1,804,578
                                                                   ------------

HONG KONG-2.27%
Cheung Kong (Holdings) Ltd. (Real
   Estate Management &
   Development) (d)                                      325,000      3,434,942
Henderson Land Development Co.
   Ltd. (Real Estate Management &
   Development) (d)                                      207,000      1,144,043
                                                                   ------------
                                                                      4,578,985
                                                                   ------------

JAPAN-18.12%
Brother Industries, Ltd. (Office
   Electronics) (d)                                      212,000      2,322,524
Japan Petroleum Exploration Co.
   (Oil & Gas Exploration &
   Production) (d)                                        25,800      1,607,382
Meitec Corp. (Diversified
   Commercial & Professional
   Services) (d)                                         151,400      4,982,202
Nintendo Co., Ltd. (Home
   Entertainment Software) (d)                            35,700      5,339,772
Nipponkoa Insurance Co., Ltd.
   (Property & Casualty Insurance) (d)                   234,000      2,130,200


                                                         SHARES        VALUE
                                                      ----------   -------------
JAPAN-(CONTINUED)
NTT DoCoMo, Inc. (Wireless
   Telecommunication Services) (d)                         3,680   $  5,435,243
Olympus Corp. (Health Care
   Equipment) (d)                                        149,000      4,367,397
Shimano Inc. (Leisure Products) (d)                       33,000        991,876
Sony Corp. (Consumer Electronics) (d)                     63,100      2,909,573
Takeda Pharmaceutical Co. Ltd.
   (Pharmaceuticals) (d)                                  47,300      2,694,745
Toyota Industries Corp. (Auto
  Parts & Equipment)                                      93,900      3,837,212
                                                                   ------------
                                                                     36,618,126
                                                                   ------------

NETHERLANDS-5.23%
Akzo Nobel N.V. (Diversified
   Chemicals) (d)                                         52,600      2,789,495
Heineken N.V. (Brewers) (d)                              119,200      4,513,365
Hunter Douglas N.V. (Home
   Furnishings)                                           49,100      3,260,297
                                                                   ------------
                                                                     10,563,157
                                                                   ------------

NEW ZEALAND-0.79%
Telecom Corp. of New Zealand Ltd.
   (Integrated Telecommunication
   Services) (d)                                         468,400      1,598,744
                                                                   ------------

SOUTH KOREA-1.42%
SK Telecom Co., Ltd. -ADR
   (Wireless Telecommunication
   Services)                                             121,500      2,866,185
                                                                   ------------

SWITZERLAND-0.98%
Nestle S.A. (Packaged Foods &
   Meats) (d)                                              6,650      1,974,103
                                                                   ------------

UNITED KINGDOM-6.01%
Diageo PLC (Distillers &
   Vintners)                                             194,454      3,062,559
GlaxoSmithKline PLC -ADR
  (Pharmaceuticals)                                       43,700      2,285,947
Royal Bank of Scotland Group PLC
   (Diversified Banks) (d)                                62,500      2,032,317
Severn Trent PLC (Water
   Utilities) (d)                                         80,653      1,563,684
Vodafone Group PLC (Wireless
   Telecommunication Services) (d)                     1,531,700      3,201,589
                                                                   ------------
                                                                     12,146,096
                                                                   ------------

Total Foreign Stocks & Other
   Equity Interests
   (Cost $83,951,991)                                               104,864,778
                                                                   ------------

DOMESTIC COMMON STOCKS & OTHER EQUITY
   INTERESTS-36.31%

BREWERS-1.44%
Anheuser-Busch Cos., Inc.                                 68,000      2,908,360
                                                                   ------------

BROADCASTING & CABLE TV-4.03%
Liberty Media Corp.-Class A(a)                           991,300      8,138,573
                                                                   ------------

COMPUTER HARDWARE-1.71%
Dell Inc.(a)                                             116,100      3,455,136
                                                                   ------------

AIM GLOBAL VALUE FUND

                                                         SHARES        VALUE
                                                       ---------   -------------
COMPUTER STORAGE & PERIPHERALS-1.74%
Lexmark International,
  Inc.-Class A(a)                                         77,700   $  3,526,026
                                                                   ------------

DATA PROCESSING & OUTSOURCED
   SERVICES-0.64%
First Data Corp.                                          27,800      1,301,596
                                                                   ------------

HEALTH CARE FACILITIES-0.99%
HealthSouth Corp.(a)                                     400,100      1,996,499
                                                                   ------------

HYPERMARKETS & SUPER CENTERS-1.49%
Wal-Mart Stores, Inc.                                     63,599      3,004,417
                                                                   ------------

INDUSTRIAL CONGLOMERATES-1.96%
Tyco International Ltd.                                  147,700      3,970,176
                                                                   ------------

OIL & GAS EXPLORATION &
   PRODUCTION-0.38%
BP Prudhoe Bay Royalty Trust                              11,000        777,590
                                                                   ------------

PACKAGED FOODS & MEATS-2.48%
Lancaster Colony Corp.                                   119,200      5,006,400
                                                                   ------------

PERSONAL PRODUCTS-0.90%
Avon Products, Inc.                                       58,400      1,820,328
                                                                   ------------

PHARMACEUTICALS-1.34%
Merck & Co. Inc.                                          76,600      2,698,618
                                                                   ------------

PROPERTY & CASUALTY INSURANCE-1.43%
Berkshire Hathaway Inc.-Class A(a)                            32      2,891,200
                                                                   ------------

REAL ESTATE-0.72%
Rayonier Inc.                                             31,740      1,447,027
                                                                   ------------

REAL ESTATE MANAGEMENT &
   DEVELOPMENT-0.52%
Tejon Ranch Co.(a)                                        21,300      1,040,931
                                                                   ------------

REGIONAL BANKS-1.88%
North Fork Bancorp., Inc.                                131,850      3,801,235
                                                                   ------------

SYSTEMS SOFTWARE-3.29%
Microsoft Corp.                                          244,100      6,641,961
                                                                   ------------

THRIFTS & MORTGAGE FINANCE-8.10%
Brookline Bancorp, Inc.                                  328,900      5,094,661
NewAlliance Bancshares, Inc.                             288,300      4,160,169
Washington Mutual, Inc.                                  166,900      7,113,278
                                                                   ------------
                                                                     16,368,108
                                                                   ------------

WIRELESS TELECOMMUNICATION
   SERVICES-1.27%
ALLTEL Corp.                                              39,600      2,564,100
                                                                   ------------
    Total Domestic Common Stocks &
      Other Equity Interests
      (Cost $71,012,374)                                             73,358,281
                                                                   ------------


                                                         SHARES        VALUE
                                                       ---------   -------------
MONEY MARKET FUNDS-12.22%
Liquid Assets Portfolio
   -Institutional Class (e)                           12,341,910   $ 12,341,910
STIC Prime Portfolio
   -Institutional Class(e)                            12,341,910     12,341,910
                                                                   ------------

      Total Money Market Funds
         (Cost $24,683,820)                                          24,683,820
                                                                   ------------

TOTAL INVESTMENTS-100.43%
   (Cost $179,648,185)                                              202,906,879
                                                                   ------------

OTHER ASSETS LESS LIABILITIES-(0.43)%                                  (866,901)
                                                                   ------------
NET ASSETS-100.00%                                                 $202,039,978
                                                                   ------------

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2006 represented 0.06% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $60,021,638, which represented 29.71% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

AIM GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                              CHANGE IN
                                                              UNREALIZED                              REALIZED
                   VALUE       PURCHASES       PROCEEDS      APPRECIATION       VALUE      DIVIDEND     GAIN
FUND             12/31/05      AT COST        FROM SALES    (DEPRECIATION)     03/31/06     INCOME     (LOSS)
----            -----------   -----------   -------------   --------------   -----------   --------   --------
Liquid Assets   $10,167,269   $12,366,762   $(10,192,121)              $--   $12,341,910   $106,722        $--
Portfolio-
Institutional
Class

STIC Prime
Portfolio-
Institutional
Class            10,167,269    12,366,762    (10,192,121)               --    12,341,910    107,034         --
                -----------   -----------   ------------               ---   -----------   --------        ---
   TOTAL        $20,334,538   $24,733,524   $(20,384,242)              $--   $24,683,820   $213,756        $--
                ===========   ===========   ============               ===   ===========   ========        ===

NOTE 3 -- FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                                      CONTRACT TO                   UNREALIZED
SETTLEMENT                            -----------------------------------------    APPRECIATION
   DATE             CURRENCY             DELIVER        RECEIVE        VALUE      (DEPRECIATION)
----------   ----------------------   -------------   -----------   -----------   --------------
04/20/06     New Zealand Dollar           1,450,000   $   988,610   $   891,320     $  97,290
05/22/06     British Pound Sterling       3,450,000     6,008,775     5,997,716        11,059
05/22/06     Euro                         7,800,000     9,310,860     9,481,661      (170,801)
05/22/06     Japanese Yen             2,670,000,000    22,894,872    22,849,901        44,971
06/20/06     Canadian Dollar             18,000,000    15,549,413    15,451,228        98,185
06/26/06     South Korean Won         2,050,000,000     2,106,453     2,114,241        (7,788)
                                                      -----------   -----------     ---------
                                                      $56,858,983   $56,786,067     $  72,916
                                                      ===========   ===========     =========

                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END

                                      CONTRACT TO
                                  ------------------              REALIZED
CLOSED DATE        CURRENCY       DELIVER    RECEIVE     VALUE      GAIN
-----------   -----------------   -------   --------   --------   --------
02/27/06      Australian Dollar   240,000   $178,944   $176,880    $2,064

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $31,575,968 and $16,789,840, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 24,495,774
                                                                   ------------
Aggregate unrealized (depreciation) of investment securities         (2,366,198)
                                                                   ------------
Net unrealized appreciation of investment securities               $ 22,129,576
                                                                   ============
Cost of investments for tax purposes is $180,777,303.

                      AIM INTERNATIONAL SMALL COMPANY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               ISC-QTR-1 3/06             A I M Advisors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)



                                       SHARES         VALUE
                                      ----------   -----------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-91.38%

AUSTRALIA-2.34%
Bradken Ltd. (Construction & Farm
  Machinery & Heavy Trucks) (a)         886,000   $ 3,229,967
Commander Communications Ltd.
  (Communications Equipment) (a)        748,841     1,205,564
CSL Ltd. (Biotechnology)                123,600     4,840,481
Ramsay Health Care Ltd. (Health
  Care Facilities) (a)                  520,900     3,721,306
Zinifex Ltd. (Diversified Metals
  & Mining)                             816,000     5,573,413
                                                  ------------
                                                   18,570,731
                                                  ------------
AUSTRIA-1.47%
Andritz A.G. (Industrial
  Machinery) (a)                         79,900    11,638,222
                                                  ------------

BELGIUM-0.90%
EVS Broadcast Equipment S.A.
  (Communications Equipment)            146,960     7,178,059
                                                  ------------

BRAZIL-4.05%
Banco Nossa Caixa S.A. (Regional
  Banks)  (Acquired 10/27/05;
  Cost $1,278,198) (b)                   93,900     2,078,471
Banco Nossa Caixa S.A. (Regional
  Banks)                                 69,300     1,533,952
Cosan S.A. Industria e Comerico
  (Packaged Foods & Meats)
  (Acquired 11/17/05; Cost
  $1,540,786)(b)(c)                      70,400     4,827,800
Cosan S.A. Industria e Comerico
  (Packaged Foods & Meats) (c)           13,300       912,070
Cyrela Brazil Realty S.A.
  (Homebuilding)                        261,550     4,660,521
Equatorial Energia S.A.
  (Independent Power Producers &
  Energy Traders) (c)(d)(e)             411,600     2,757,948
Gafisa S.A. (Homebuilding)              436,600     4,676,704
Localiza Rent a Car S.A.
  (Trucking)                            295,200     5,020,037
Tim Participacoes S.A. -ADR
  (Wireless Telecommunication
  Services)                             153,900     5,698,917
                                                  ------------
                                                   32,166,420
                                                  ------------

CANADA-21.59%
Aastra Technologies Ltd.
  (Communications Equipment) (c)        227,700     7,025,804
AKITA Drilling Ltd. -Class A (Oil
  & Gas Drilling)                       161,640     3,232,246
Aspreva Pharmaceuticals Corp.
  (Pharmaceuticals) (c)                 172,579     4,295,491
Aur Resources Inc. (Diversified
  Metals & Mining)                      397,400     5,047,051
Badger Income Fund (Construction
  & Engineering)                        264,140     4,003,835
BMTC Group, Inc. -Class A
  (Homefurnishings Retail)              147,564     2,401,058
Bonnett's Energy Services Trust
  (Oil & Gas Equipment &
  Services)                             538,300    11,709,189



                                       SHARES         VALUE
                                      ----------   -----------
CANADA-(CONTINUED)
Calvalley Petroleum Inc. -Class A
  (Oil & Gas Exploration &
  Production) (c)                       583,500  $  3,722,767
Canaccord Capital Inc.
  (Investment Banking &
  Brokerage)                            405,000     7,214,182
Canam Group Inc. -Class A
  (Steel)  (Acquired 03/18/2005;
  Cost $2,870,694)(b)                   600,000     5,446,604
Canam Group Inc. -Class A
  (Steel)                               370,400     3,362,371
Crew Energy Inc. (Oil & Gas
  Exploration & Production) (c)         347,400     4,834,504
EuroZinc Mining Corp.
  (Diversified Metals & Mining) (c)   3,070,000     5,337,073
FirstService Corp. (Diversified
  Commercial & Professional
  Services) (c)                         181,600     4,429,192
Gammon Lake Resources Inc.
  (Precious Metals & Minerals) (c)      111,300     1,994,002
Groupe Laperriere & Verreault
  Inc. -Class A (Industrial
  Machinery)                            296,600     6,286,589
Kingsway Financial Services Inc.
  (Property & Casualty Insurance)       302,200     6,133,545
Mega Bloks Inc. (Leisure
  Products) (c)                          65,200     1,379,156
Miranda Technologies Inc.
  (Electronic Equipment
  Manufacturers) (Acquired
  11/30/05; Cost $3,369,272)
  (b)(c)(d)                             350,000     5,476,150
Miranda Technologies Inc.
  (Electronic Equipment
  Manufacturers) (c)                    190,000     2,972,767
Peak Energy Services Trust (Oil &
  Gas Equipment & Services)             317,000     3,303,837
Reitmans Ltd.-Class A (Apparel
  Retail)                               555,000     9,458,337
Sherritt International Corp.
  (Diversified Metals & Mining)         725,500     6,616,918
Total Energy Trust (Oil & Gas
  Equipment & Services)                 785,990    11,442,862
Transat A.T. inc. -Class B
  (Airlines) (c)                        283,600     5,586,024
Trican Well Service Ltd. (Oil &
  Gas Equipment & Services) (c)         381,240    17,385,484
Vicwest Income Fund (Building
  Products)                             330,000     4,804,316
Wajax Income Fund (Industrial
  Machinery)                            366,870    11,797,524
Western Lakota Energy Services
  Inc. (Oil & Gas Drilling) (c)         300,000     4,624,475
                                                  ------------
                                                  171,323,353
                                                  ------------

CHINA-3.00%
China Fire Safety Enterprise
  Group (Industrial Machinery)(a)    35,000,000     4,419,937
China National Building
  Material Co. Ltd.
  (Construction Materials)(c)         2,102,000       988,807
FU JI Food & Catering Services
  (Restaurants) (a)                   2,507,000     5,150,082
NetEase.com Inc. -ADR
  (Internet Software &
  Services) (c)                         133,600     3,278,544
Shandong Weigao Group Medical
  Polymer Co. Ltd. (Health
  Care Supplies) (a)                  6,972,000     3,442,928
Wasion Meters Group Ltd.
  (Electrical Components &
  Equipment) (c)                      8,208,000     2,935,528


AIM INTERNATIONAL SMALL COMPANY FUND


                                       SHARES         VALUE
                                      ----------   -----------
CHINA-(CONTINUED)
Xinyi Glass Holding Co Ltd.
  (Auto Parts & Equipment) (a)       10,826,000   $ 3,625,013
                                                  ------------
                                                   23,840,839
                                                  ------------

FRANCE-4.31%
Eiffage S.A. (Construction &
  Engineering) (a)                       50,055     8,224,289
Elior (Restaurants) (d)(e)              399,300     6,381,742
Euler Hermes S.A. (Property &
  Casualty Insurance) (a)                61,420     7,740,385
Trigano S.A. (Leisure Products) (a)     116,550     6,544,761
Zodiac S.A. (Aerospace & Defense)        81,200     5,268,787
                                                  ------------
                                                   34,159,964
                                                  ------------

GERMANY-2.14%
Bijou Brigitte Modische
  Accessoires A.G. (Apparel,
  Accessories & Luxury Goods) (a)        43,550    12,470,770
Puma A.G. Rudolf Dassler Sport
  (Footwear) (a)                         10,319     3,900,587
Techem A.G. (Diversified
  Commercial & Professional
  Services) (a)                          13,168       578,263
                                                  ------------
                                                   16,949,620
                                                  ------------

GREECE-3.56%
Intralot S.A. (Casinos & Gaming)        385,400    10,086,966
Jumbo S.A. (Leisure Products) (a)       382,500     6,309,024
Motor Oil (Hellas) Corinth
  Refineries S.A. (Oil & Gas
  Refining & Marketing)                 153,600     4,150,412
Titan Cement Co. S.A.
  (Construction Materials) (a)          161,200     7,695,654
                                                  ------------
                                                   28,242,056
                                                  ------------

HONG KONG-4.42%
AAC Acoustic Technology Holdings
  Inc. (Communications Equipment)
  (a)(c)                              3,884,600     3,625,485
China Yurun Food Group Ltd.
  (Packaged Foods & Meats) (a)(c)     7,192,000     5,821,444
Hengan International Group Co.
  Ltd. (Personal Products) (a)        5,188,000     8,219,732
Hopewell Holdings Ltd. (Highways
  & Railtracks) (a)                   1,256,000     3,641,624
Next Media Ltd. (Publishing) (a)      3,098,000     1,756,720
Regal Hotels International
  Holdings Ltd. (Hotels, Resorts
  & Cruise Lines) (a)                49,896,000     3,975,175
Solomon Systech International
  Ltd. (Semiconductors) (a)           8,874,000     4,269,885
Wing Hang Bank Ltd. (Diversified
  Banks) (a)                            449,000     3,771,678
                                                  ------------
                                                   35,081,743
                                                  ------------

INDIA-0.38%
Aztec Software and Technology
  Services Ltd. (IT Consulting &
  Other Services) (a)                   632,483     3,007,719
                                                  ------------

INDONESIA-0.54%
PT United Tractors Tbk
  (Construction & Farm Machinery
  & Heavy Trucks) (a)                 8,691,000     4,319,076
                                                  ------------

                                       SHARES         VALUE
                                      ----------   -----------
IRELAND-0.87%
FBD Holdings PLC (Multi-Line
  Insurance) (a)                        144,900$    6,917,165
                                                  ------------

JAPAN-2.42%
ARGO GRAPHICS Inc. (IT Consulting
  & Other Services) (a)                 134,400     4,054,233
EXEDY Corp. (Auto Parts &
  Equipment) (a)                        221,700     7,179,528
NGK Insulators, Ltd. (Industrial
  Machinery) (a)                        336,000     4,937,380
Optoelectronics Co., Ltd.
  (Electronic Equipment
  Manufacturers) (a)                     88,200     3,011,919
                                                  ------------
                                                   19,183,060
                                                  ------------

MALAYSIA-0.90%
Lion Diversified Holdings Berhad
  (Brewers)                           4,803,000     5,763,965
Sunrise Berhad (Real Estate
  Management & Development)           2,831,000     1,368,190
                                                  ------------
                                                    7,132,155
                                                  ------------

MEXICO-3.01%
Corporacion GEO, S.A. de C.V.
  -Series B (Homebuilding) (c)        1,171,900     4,420,781
Corporacion Moctezuma, S.A. de
  C.V. (Construction Materials)       1,948,400     3,762,749
Grupo Aeroportuario del Pacifico
  S.A. de C.V. -ADR (Airport
  Services) (c)                         127,435     4,071,548
Grupo Financiero Banorte S.A. de
  C.V. -Class O (Diversified
  Banks)                              1,616,500     3,848,367
TV Azteca, S.A. de C.V. -CPO
  (Broadcasting & Cable TV)           5,320,000     3,310,559
Urbi, Desarrollos Urbanos, S.A.
  de C.V. (Homebuilding) (c)            581,600     4,430,729
                                                  ------------
                                                   23,844,733
                                                  ------------

NETHERLANDS-6.83%
Aalberts Industries N.V.
  (Industrial Conglomerates) (a)        146,621    10,803,214
Ballast Nedam N.V.-Dutch Ctfs.
  (Construction & Engineering) (a)(c)   120,129     5,124,071
Koninklijke BAM Groep N.V.
  (Construction & Engineering)
  (Acquired 12/10/04; Cost
  $564,459)(a)(b)                        13,000     1,318,509
Koninklijke BAM Groep N.V.
  (Construction & Engineering)          135,000    13,702,349
Nutreco Holding N.V.
  (Agricultural Products) (a)           109,800     6,369,624
Smit Internationiale N.V. (Marine
  Ports & Services) (a)                  65,400     5,032,225
USG People N.V. (Human Resource &
  Employment Services)                  163,200    11,815,529
                                                  ------------
                                                   54,165,521
                                                  ------------

NORWAY-8.02%
Acta Holding A.S.A. (Diversified
  Capital Markets) (a)                2,132,200     8,467,021
Pan Fish A.S.A. (Packaged Foods &
  Meats)  (Acquired 03/07/06;
  Cost $8,642,549)(a)(b)(c)          13,145,000    13,034,641

AIM INTERNATIONAL SMALL COMPANY FUND


                                       SHARES         VALUE
                                      ----------   -----------
NORWAY-(CONTINUED)
Petroleum Geo-Services A.S.A.
  (Oil & Gas Equipment &
  Services) (a)(c)                      257,800$   11,966,260
Prosafe A.S.A. (Oil & Gas               183,800     9,580,910
  Equipment & Services) (a)
Sinvest A.S.A. (Oil & Gas
  Drilling) (a)(c)                      242,100     4,415,909
TGS Nopec Geophysical Co. A.S.A.
  (Oil & Gas Equipment &
  Services) (a)(c)                      144,780     8,798,473
Tomra Systems A.S.A.
  (Environmental & Facilities
  Services) (a)(c)                      919,700     7,357,459
                                                  ------------
                                                   63,620,673
                                                  ------------

PORTUGAL-0.32%
Mota-Engil, SGPS, S.A.
  (Construction & Engineering)          500,000     2,562,746
                                                  ------------

SINGAPORE-0.98%
Citiraya Industries Ltd.
  (Environmental & Facilities
  Services) (c)(d)(e)                 4,106,000            25
Inter-Roller Engineering Ltd.
  (Industrial Machinery) (a)          3,455,000     4,297,332
United Test and Assembly Center
  Ltd. (Semiconductor Equipment)
  (a)(c)                              6,157,000     3,505,863
                                                  ------------
                                                    7,803,220
                                                  ------------

SOUTH AFRICA-0.96%
Massmart Holdings Ltd.
  (Hypermarkets & Super Centers) (a)    804,600     7,613,653
                                                  ------------

SOUTH KOREA-8.42%
Cheil Communications Inc.
  (Advertising) (a)                      19,670     4,192,662
Daegu Bank (Regional Banks) (a)         336,100     6,257,542
Daesang Corp. (Packaged Foods &
  Meats) (a)(c)                         341,000     5,660,855
Emerging Memory & Logic Solutions
  Inc. (EMLSI) (Semiconductors) (a)      63,006       929,842
Hyundai Department Store Co.,
  Ltd. (Department Stores) (a)           76,900     7,150,708
Hyundai Mipo Dockyard Co., Ltd.
  (Construction & Farm Machinery
  & Heavy Trucks) (a)                    94,310     8,093,036
Joongang Construction Co., Ltd.
  (Construction & Engineering) (a)      145,550     3,773,122
Lotte Confectionery Co., Ltd.
  (Packaged Foods & Meats) (a)            4,463     5,617,907
NHN Corp. (Internet Software &
  Services) (a)(c)                       18,200     5,572,836
Taegu Department Store Co., Ltd.
  (Department Stores) (a)               210,220     3,721,928
Techno Semichem Co., Ltd.
  (Commodity Chemicals) (a)             258,750     3,716,836
Woongjin Coway Co., Ltd.
  (Housewares & Specialties) (a)        289,000     8,410,510
Youngone Corp. (Apparel,
  Accessories & Luxury Goods) (a)       920,650     3,709,882
                                                  ------------
                                                   66,807,666
                                                  ------------

SWITZERLAND-1.29%
Amazys Holding A.G. (Diversified
  Commercial & Professional
  Services) (a)                          81,329     6,930,285


                                       SHARES         VALUE
                                      ----------   -----------
SWITZERLAND-(CONTINUED)
Banque Cantonale Vaudoise
  (Regional Banks)                       10,300$    3,317,994
                                                  ------------
                                                   10,248,279
                                                  ------------

TAIWAN-1.11%
St. Shine Optical Co., Ltd.
  (Health Care Supplies) (a)          1,313,000     3,836,604
Tripod Technology Corp.
  (Electronic Equipment
  Manufacturers) (a)                  1,537,000     4,982,154
                                                  ------------
                                                    8,818,758
                                                  ------------

THAILAND-0.62%
Siam Commercial Bank PCL
  (Diversified Banks) (c)             2,965,000     4,919,421
                                                  ------------

UNITED KINGDOM-6.93%
Admiral Group PLC (Property &
  Casualty Insurance)  (Acquired
  09/23/04; Cost $985,300)(a)(b)        199,900     2,180,165
Admiral Group PLC (Property &
  Casualty Insurance)(a)                265,200     2,892,345
Findel PLC (Catalog Retail)             305,100     2,963,151
Hikma Pharmaceuticals PLC
  (Pharmaceuticals)  ((Acquired
  11/01/05; Cost $3,594,014)(b)(c)      700,000     4,861,680
Homeserve PLC (Diversified
  Commercial & Professional
  Services) (a)                         414,400    10,430,513
Informa PLC (Publishing) (a)            782,859     6,522,993
Kensington Group PLC (Thrifts &
  Mortgage Finance)                     384,720     7,940,741
NDS Group PLC -ADR (Application
  Software) (c)                          98,300     5,114,549
NETeller PLC (Specialized
  Finance) (a)(c)                       209,000     2,658,395
Savills PLC (Other Diversified
  Financial Services)                   294,225     6,410,279
Sportingbet PLC (Casinos &
  Gaming)                               458,328     2,986,121
                                                  ------------
                                                   54,960,932
                                                  ------------
  Total Foreign Stocks & Other Equity
   Interests
   (Cost $461,015,377)                            725,075,784
                                                  ------------


PREFERRED STOCKS-2.33%

BRAZIL-2.33%
Iochpe Maxion S.A. -Pfd.
  (Construction & Faram
  Machinery & Heavy Trucks)
  (Acquired 02/01/06; Cost
  $2,656,496)(b)                      304,100       2,641,904
Iochpe Maxion S.A. -Pfd.
  (Construction & Farm
  Machinery & Heavy Trucks)           156,200       1,357,006
Lojas Americanas S.A. -Pfd.
  (General Merchandise Stores)        103,400       4,372,520
Net Services de Comunicacao
  S.A. -Pfd. (Broadcasting &
  cable TV)(c)                     11,548,682       5,870,402
Perdigao S.A. -Pfd. (Package
  Foods & Meats)                      134,700       4,232,717
                                                  ------------
 Total Preferred Stocks
   (Cost $12,936,837)                              18,474,549
                                                  ------------

AIM INTERNATIONAL SMALL COMPANY FUND


                                       SHARES         VALUE
                                      ----------   -----------
MONEY MARKET FUNDS-2.69%
Liquid Assets Portfolio
  -Institutional Class (Money
  Market Funds) (f)                  10,700,038  $ 10,700,038
STIC Prime Portfolio
  -Institutional Class (Money
  Market Funds) (f)                  10,700,038    10,700,038
    Total Money Market Funds
      (Cost $21,400,076)                           21,400,076
                                                 -------------

TOTAL INVESTMENTS-96.40%
  (Cost $495,352,290)                             764,950,409
                                                 -------------

OTHER ASSETS LESS LIABILITIES-3.60%                28,543,234
                                                 -------------
NET ASSETS-100.00%                               $793,493,643
                                                 -------------

Investment Abbreviations:

ADR -- American Depositary Receipt

Pfd. -- Preferred

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $387,034,148, which represented 48.78% of the Fund's Net Assets. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at March 31, 2006 was $41,865,923, which represented 5.27% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Non-income producing security.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2006 was $14,615,865, which represented 1.84% of the Fund's Net Assets. See Note 1A.

(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2006 was $9,139,715, which represented 1.15% of the Fund's Net Assets.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.




See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL SMALL COMPANY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.
         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.
         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM INTERNATIONAL SMALL COMPANY FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.
         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a

AIM INTERNATIONAL SMALL COMPANY FUND
    security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

 The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

                                                             CHANGE IN
                                              PROCEEDS       UNREALIZED                             REALIZED
                     VALUE      PURCHASES      FROM         APPRECIATION     VALUE      DIVIDEND      GAIN
FUND               12/31/05      AT COST       SALES       (DEPRECIATION)   03/31/06     INCOME      (LOSS)
----               --------      -------       -----       --------------   --------     ------    -----------
Liquid Assets     $7,770,836  $35,274,647   $(32,345,445)        $--       $10,700,038  $ 96,126      $--
Portfolio-
Institutional
Class

STIC Prime
Portfolio-
Institutional
Class              7,770,836   35,274,647    (32,345,445)         --        10,700,038    96,443       --
                 -----------  -----------   ------------         ---       -----------  --------      ---
   TOTAL         $15,541,672  $70,549,294   $(64,690,890)        $--       $21,400,076  $192,569      $--
                 ===========  ===========   ============         ===       ===========  ========      ===

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $164,396,259 and $158,480,800, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities                $273,642,103
                                                                          ------------
Aggregate unrealized (depreciation) of investment securities                (4,541,625)
                                                                          ------------
Net unrealized appreciation of investment securities                      $269,100,478
                                                                          ============
Cost of investments for tax purposes is $495,849,931.

                          AIM MID CAP BASIC VALUE FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM              MCBV-QTR-1 3/06             A I M Advisors, Inc.

AIM MID CAP BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                                         SHARES        VALUE
                                                       ---------    ------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.68%

ADVERTISING-2.98%
Interpublic Group of Cos., Inc.
  (The)(a)                                               805,281    $  7,698,486
                                                                    ------------

APPAREL RETAIL-4.37%
Gap, Inc. (The)                                          297,295       5,553,471
                                                                    ------------
TJX Cos., Inc. (The)                                     231,349       5,742,082
                                                                    ------------
                                                                      11,295,553
                                                                    ------------

APPLICATION SOFTWARE-1.60%
Epicor Software Corp.(a)                                 308,700       4,145,841
                                                                    ------------

ASSET MANAGEMENT & CUSTODY BANKS-2.22%
Waddell & Reed Financial, Inc.-Class A                   248,240       5,734,344
                                                                    ------------

BREWERS-3.04%
Molson Coors Brewing Co.-Class B                         114,449       7,853,490
                                                                    ------------

BUILDING PRODUCTS-3.23%
American Standard Cos. Inc.                              194,761       8,347,456
                                                                    ------------

CONSTRUCTION & ENGINEERING-2.54%
Chicago Bridge & Iron Co. N.V.-New York Shares           274,000       6,576,000
                                                                    ------------

CONSTRUCTION MATERIALS-2.99%
Cemex S.A. de C.V. -ADR (Mexico)                         118,556       7,739,336
                                                                    ------------

DATA PROCESSING & OUTSOURCED SERVICES-6.88%

BISYS Group, Inc. (The)(a)                               205,200       2,766,096
                                                                    ------------
Ceridian Corp.(a)                                        177,186       4,509,384
                                                                    ------------
DST Systems, Inc.(a)                                     127,466       7,385,380
                                                                    ------------
Fidelity National Information Services, Inc.              77,550       3,144,652
                                                                    ------------
                                                                      17,805,512
                                                                    ------------

FOOD RETAIL-2.42%
Kroger Co. (The)(a)                                      307,944       6,269,740
                                                                    ------------
HEALTH CARE DISTRIBUTORS-3.93%
McKesson Corp.                                           195,103      10,170,719
                                                                    ------------
HEALTH CARE EQUIPMENT-2.48%
Waters Corp.(a)                                          148,598       6,412,004
                                                                    ------------
HEALTH CARE FACILITIES-1.65%
Universal Health Services, Inc.-Class B                   84,069       4,269,864
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES-1.58%
Orient-Express Hotels Ltd.-Class A (Bermuda)             104,400       4,095,612
                                                                    ------------
INSURANCE BROKERS-3.14%
Aon Corp.                                                195,982       8,135,213
                                                                    ------------
LEISURE PRODUCTS-2.40%
Brunswick Corp.                                          159,902       6,213,792
                                                                    ------------


                                                         SHARES        VALUE
                                                       ---------    ------------
LIFE & HEALTH INSURANCE-4.39%
Nationwide Financial Services, Inc.-Class A              135,986    $  5,850,118
                                                                    ------------
Protective Life Corp.                                    110,985       5,520,394
                                                                    ------------
                                                                      11,370,512
                                                                    ------------

MANAGED HEALTH CARE-5.36%
Aetna Inc.                                               155,105       7,621,860
                                                                    ------------
WellPoint, Inc.(a)                                        80,757       6,253,014
                                                                    ------------
                                                                      13,874,874
                                                                    ------------

MULTI-LINE INSURANCE-2.28%
Genworth Financial Inc.-Class A                          176,149       5,888,661
                                                                    ------------

OIL & GAS DRILLING-7.01%
Nabors Industries Ltd.(a)                                 69,063       4,943,529
                                                                    ------------
Pride International, Inc.(a)                             220,709       6,881,707
                                                                    ------------
Todco-Class A(a)                                         160,322       6,318,290
                                                                    ------------
                                                                      18,143,526
                                                                    ------------

PACKAGED FOODS & MEATS-2.57%
Cadbury Schweppes PLC -ADR
  (United Kingdom)                                       166,379       6,655,160
                                                                    ------------

PAPER PACKAGING-2.16%
Smurfit-Stone Container Corp.(a)                         412,676       5,600,013
                                                                    ------------

PROPERTY & CASUALTY INSURANCE-3.02%
ACE Ltd.                                                 150,064       7,804,829
                                                                    ------------

REGIONAL BANKS-4.79%
Cullen/Frost Bankers, Inc.                                99,261       5,335,279
                                                                    ------------
Zions Bancorp.                                            85,456       7,069,775
                                                                    ------------
                                                                      12,405,054
                                                                    ------------

RESTAURANTS-1.93%
Outback Steakhouse, Inc.                                 113,457       4,992,108
                                                                    ------------

SEMICONDUCTOR EQUIPMENT-2.26%
Brooks Automation, Inc.(a)                               410,331       5,843,113
                                                                    ------------

SPECIALIZED CONSUMER SERVICES-2.38%
Jackson Hewitt Tax Service Inc.                          194,811       6,152,131
                                                                    ------------

SPECIALTY CHEMICALS-2.81%
MacDermid, Inc.                                          226,464       7,280,818
                                                                    ------------

SYSTEMS SOFTWARE-2.76%
CA, Inc.                                                 262,612       7,145,673
                                                                    ------------

THRIFTS & MORTGAGE FINANCE-6.51%
Federal Agricultural Mortgage Corp.-Class C(b)           107,900       3,174,418
                                                                    ------------
MGIC Investment Corp.                                     78,647       5,240,250
                                                                    ------------


                                                         SHARES        VALUE
                                                       ---------    ------------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Radian Group Inc.                                        139,981    $  8,433,855
                                                                    ------------
                                                                      16,848,523
                                                                    ------------
  Total Common Stocks & Other Equity Interests
     (Cost $188,541,925)                                             252,767,957
                                                                    ------------

MONEY MARKET FUNDS-2.39%
Liquid Assets Portfolio-Institutional Class(c)         3,092,152       3,092,152
                                                                    ------------
STIC Prime
  Portfolio-Institutional Class(c)                     3,092,152       3,092,152
                                                                    ------------
    Total Money Market Funds
      (Cost $6,184,304)                                                6,184,304
                                                                    ------------
Total Investments (excluding investments purchased
  with cash collateral from securities loaned)-100.07%
  (Cost $194,726,229)                                                258,952,261
                                                                    ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED-0.58%

MONEY MARKET FUNDS-0.58%
Liquid Assets
  Portfolio-Institutional Class
  (Cost $1,500,000)(c)(d)                              1,500,000       1,500,000
                                                                    ------------
Total Money Market Funds (Purchased
  with cash collateral from
  securities loaned)-0.58% (Cost $1,500,000)                          1,500,000
                                                                    ------------

TOTAL INVESTMENTS-100.65%
  (Cost $196,226,229)                                                260,452,261
                                                                    ------------

OTHER ASSETS LESS LIABILITIES-(0.65)%                                (1,669,633)
                                                                    ------------
NET ASSETS-100.00%                                                 $258,782,628
                                                                    ------------

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b)  All or a portion of this security is out on loan at March 31, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



See accompanying notes which are an integral part of this schedule.

AIM MID CAP BASIC VALUE FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                     CHANGE IN
                                                                     UNREALIZED                            REALIZED
                        VALUE         PURCHASES      PROCEEDS       APPRECIATION      VALUE     DIVIDEND     GAIN
FUND                   12/31/05        AT COST      FROM SALES     (DEPRECIATION)   03/31/06     INCOME     (LOSS)
----                 ------------   ------------   ------------    --------------  ----------   --------    ------
Liquid Assets
Portfolio -
Institutional
Class                $  9,368,194   $ 12,339,331   $(18,615,373)     $     --      $3,092,152   $ 73,139     $ --

STIC Prime
Portfolio -
Institutional
Class                   9,368,194     12,339,331    (18,615,373)           --       3,092,152     73,332       --
                     ------------   ------------   -------------     --------      ----------   --------     ----
   SUBTOTAL          $ 18,736,388   $ 24,678,662   $(37,230,746)     $     --      $6,184,304   $146,471     $ --
                     ============   ============   ============      ========      ==========   ========     ====

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     CHANGE IN
                                                                     UNREALIZED                           REALIZED
                        VALUE         PURCHASES      PROCEEDS       APPRECIATION     VALUE     DIVIDEND     GAIN
FUND                   12/31/05        AT COST      FROM SALES     (DEPRECIATION)  03/31/06     INCOME*    (LOSS)
----                 ------------   ------------   ------------    --------------  ----------  ---------   ------
Liquid Assets
Portfolio -
Institutional
Class                $ 6,623,640    $ 11,563,720   $(16,687,360)     $     --      $1,500,000  $     601     $ --
                     ------------   ------------   -------------     --------      ----------   --------     ----
   TOTAL             $25,360,028    $ 36,242,382   $(53,918,106)     $     --      $7,684,304  $ 147,072     $ --
                     ============   ============   ============      ========      ==========   ========     ====



* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $1,444,500 were on loan to brokers. The loans were secured by cash collateral of $1,500,000 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $601 for securities lending transactions, which are net of compensation to counterparties.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31,2006 was $21,765,056 and $21,388,039, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $65,268,513
                                                                     -----------
Aggregate unrealized (depreciation) of investment securities          (3,381,771)
                                                                     -----------
Net unrealized appreciation of investment securities                 $61,886,742
                                                                     ===========

Cost of investments for tax purposes is $198,565,519.

                             AIM PREMIER EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               PEQ-QTR-1 3/06             A I M Advisors, Inc.

AIM PREMIER EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                          SHARES        VALUE
                                         ---------   ------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
 INTERESTS - 77.52%
ADVERTISING - 0.27%
Omnicom Group Inc.                         160,306   $ 13,345,474
                                                     ------------
AEROSPACE & DEFENSE - 1.80%
General Dynamics Corp.                     200,000     12,796,000
Honeywell International Inc.               139,900      5,983,523
Lockheed Martin Corp.                      320,000     24,041,600
Northrop Grumman Corp.                     674,225     46,042,825
                                                     ------------
                                                       88,863,948
                                                     ------------
ALUMINUM - 0.08%
Alcoa Inc.                                 135,100      4,128,656
                                                     ------------
APPAREL RETAIL - 1.06%
Gap, Inc. (The)                          2,794,270     52,196,964
                                                     ------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.47%
Bank of New York Co., Inc. (The)         2,011,127     72,481,017
                                                     ------------
BIOTECHNOLOGY - 1.44%
Amgen Inc.(a)                              844,899     61,466,402
Genentech, Inc.(a)                         115,000      9,718,650
                                                     ------------
                                                       71,185,052
                                                     ------------
BUILDING PRODUCTS - 1.58%
Masco Corp.                              2,401,586     78,027,529
                                                     ------------
COMMUNICATIONS EQUIPMENT - 2.03%
Cisco Systems, Inc.(a)                   4,623,319    100,187,323
                                                     ------------
COMPUTER HARDWARE - 1.30%
Dell Inc.(a)                               360,000     10,713,600
                                                     ------------
International Business Machines
Corp.                                      647,117     53,367,739
                                                     ------------
                                                       64,081,339
                                                     ------------
COMPUTER STORAGE & PERIPHERALS - 0.66%
EMC Corp.(a)                               950,000     12,948,500
Lexmark International,
Inc.-Class A(a)                            429,256     19,479,637
                                                     ------------
                                                       32,428,137
                                                     ------------
CONSUMER FINANCE - 0.13%
SLM Corp.                                  125,000      6,492,500
                                                     ------------
DATA PROCESSING & OUTSOURCED
 SERVICES - 0.31%
First Data Corp.                           330,200     15,459,964
                                                     ------------
DEPARTMENT STORES - 0.71%
Kohl's Corp.(a)                            657,750     34,867,327
                                                     ------------
DIVERSIFIED CHEMICALS - 0.04%
Dow Chemical Co. (The)                      46,600      1,891,960
                                                     ------------

                                          SHARES        VALUE
                                         ---------   ------------
DIVERSIFIED COMMERCIAL &
 PROFESSIONAL SERVICES - 0.16%
Cendant Corp.                              440,000   $  7,634,000
                                                     ------------
ELECTRIC UTILITIES - 0.76%
FPL Group, Inc.                            937,350     37,625,229
                                                     ------------
ENVIRONMENTAL & FACILITIES SERVICES
 - 2.22%
Waste Management, Inc.                   3,100,796    109,458,099
                                                     ------------
FOOD DISTRIBUTORS - 0.43%
Sysco Corp.                                666,700     21,367,735
                                                     ------------
FOOD RETAIL - 1.33%
Kroger Co. (The)(a)                      2,821,308     57,441,831
Safeway Inc.                               313,500      7,875,120
                                                     ------------
                                                       65,316,951
                                                     ------------
GENERAL MERCHANDISE STORES - 0.46%
Target Corp.                               438,700     22,816,787
                                                     ------------
HEALTH CARE DISTRIBUTORS - 0.37%
Cardinal Health, Inc.                      242,461     18,068,194
                                                     ------------
HEALTH CARE EQUIPMENT - 0.14%
Baxter International Inc.                  179,100      6,950,871
                                                     ------------
HEALTH CARE FACILITIES - 0.16%
HCA, Inc.                                  170,300      7,798,037
                                                     ------------
HEALTH CARE SUPPLIES - 0.32%
Alcon, Inc.                                150,000     15,639,000
                                                     ------------
HOME IMPROVEMENT RETAIL - 0.27%
Home Depot, Inc. (The)                     310,000     13,113,000
                                                     ------------
HOMEFURNISHING RETAIL - 0.88%
Bed Bath & Beyond Inc.(a)                1,126,403     43,253,875
                                                     ------------
HOUSEHOLD PRODUCTS - 0.51%
Procter & Gamble Co. (The)                 440,000     25,352,800
                                                     ------------
INDUSTRIAL CONGLOMERATES - 4.51%
General Electric Co.                     2,323,037     80,795,227
Tyco International Ltd.                  5,257,236    141,314,504
                                                     ------------
                                                      222,109,731
                                                     ------------
INDUSTRIAL MACHINERY - 0.76%
Dover Corp.                                647,143     31,425,264
Illinois Tool Works Inc.                    62,800      6,048,268
                                                     ------------
                                                       37,473,532
                                                     ------------
INSURANCE BROKERS - 0.76%
Marsh & McLennan Cos., Inc.              1,273,844     37,400,060
                                                     ------------
INTEGRATED OIL & GAS - 1.39%
Exxon Mobil Corp.                        1,126,174     68,538,950
                                                     ------------

AIM PREMIER EQUITY FUNDS

                                          SHARES        VALUE
                                         ---------   ------------
INTEGRATED TELECOMMUNICATION
 SERVICES - 1.36%
AT&T Inc.                                2,485,799   $ 67,216,005
                                                     ------------
INTERNET SOFTWARE & SERVICES - 0.49%
Yahoo! Inc.(a)                             750,000     24,195,000
                                                     ------------
INVESTMENT BANKING & BROKERAGE - 4.34%
Goldman Sachs Group, Inc. (The)            225,000     35,316,000
Lehman Brothers Holdings Inc.              210,000     30,351,300
Merrill Lynch & Co., Inc.                  970,986     76,474,857
Morgan Stanley                           1,141,470     71,707,146
                                                     ------------
                                                      213,849,303
                                                     ------------
INVESTMENT COMPANIES - EXCHANGE
 TRADED FUNDS - 0.69%
iShares Russell 1000 Growth
 Index Fund                                650,000     34,229,000
                                                     ------------
IT CONSULTING & OTHER SERVICES - 0.64%
Accenture Ltd.-Class A                   1,049,786     31,567,065
                                                     ------------
MANAGED HEALTH CARE - 1.34%
UnitedHealth Group Inc.                    650,000     36,309,000
WellPoint, Inc.(a)                         385,300     29,833,779
                                                     ------------
                                                       66,142,779
                                                     ------------
MOVIES & ENTERTAINMENT - 1.89%
News Corp.-Class A                       2,711,773     45,042,550
Walt Disney Co. (The)                    1,717,580     47,903,306
                                                     ------------
                                                       92,945,856
                                                     ------------
MULTI-LINE INSURANCE - 1.54%
American International Group, Inc.         424,866     28,079,394
Genworth Financial Inc.-Class A            893,924     29,883,879
Hartford Financial Services
 Group, Inc. (The)                         220,600     17,769,330
                                                     ------------
                                                       75,732,603
                                                     ------------
OFFICE ELECTRONICS - 1.76%
Xerox Corp.                              5,712,662     86,832,462
                                                     ------------
OIL & GAS DRILLING - 0.22%
Transocean Inc.(a)                         136,800     10,985,040
                                                     ------------
OIL & GAS EQUIPMENT & SERVICES - 2.76%
BJ Services Co.                            550,000     19,030,000
Halliburton Co.                            233,800     17,072,076
Schlumberger Ltd.                          579,614     73,361,744
Smith International, Inc.                  679,667     26,479,826
                                                     ------------
                                                      135,943,646
                                                     ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.40%
Apache Corp.                               298,102     19,528,662
                                                     ------------

                                          SHARES        VALUE
                                         ---------   ------------
OTHER DIVERSIFIED FINANCIAL SERVICES
 - 1.57%
Citigroup Inc.                           1,400,153   $ 66,143,228
JPMorgan Chase & Co.                       263,700     10,980,468
                                                     ------------
                                                       77,123,696
                                                     ------------
PACKAGED FOODS & MEATS - 0.60%
General Mills, Inc.                        485,831     24,621,915
Kraft Foods Inc.-Class A                   170,600      5,170,886
                                                     ------------
                                                       29,792,801
                                                     ------------
PERSONAL PRODUCTS - 2.71%
Avon Products, Inc.                      1,961,515     61,140,423
Estee Lauder Cos. Inc.
 (The)-Class A                           1,944,287     72,308,033
                                                     ------------
                                                      133,448,456
                                                     ------------
PHARMACEUTICALS - 7.65%
Bristol-Myers Squibb Co.                 2,028,604     49,923,945
Forest Laboratories, Inc.(a)             1,407,111     62,799,364
Johnson & Johnson                          300,000     17,766,000
Merck & Co. Inc.                         2,779,818     97,932,988
Pfizer Inc.                              2,610,454     65,052,514
Wyeth                                    1,718,868     83,399,475
                                                     ------------
                                                      376,874,286
                                                     ------------
PROPERTY & CASUALTY INSURANCE - 5.95%
ACE Ltd.                                 1,443,919     75,098,227
Allstate Corp. (The)                       355,000     18,499,050
Berkshire Hathaway Inc.-Class
 A(a)                                          898     81,134,300
Chubb Corp. (The)                          304,417     29,053,559
St. Paul Travelers Cos., Inc.
 (The)                                     873,205     36,491,237
XL Capital Ltd.-Class A                    825,629     52,931,075
                                                     ------------
                                                      293,207,448
                                                     ------------
PUBLISHING - 1.20%
Gannett Co., Inc.                          984,537     58,993,457
                                                     ------------
RAILROADS - 0.93%
Union Pacific Corp.                        492,580     45,982,343
                                                     ------------
RESTAURANTS - 0.22%
Yum! Brands, Inc.                          225,000     10,993,500
                                                     ------------
SEMICONDUCTOR EQUIPMENT - 0.13%
Applied Materials, Inc.                    367,800      6,440,178
                                                     ------------
SEMICONDUCTORS - 3.93%
Analog Devices, Inc.                     2,438,658     93,376,215
Intel Corp.                              1,633,163     31,601,704
Marvell Technology Group Ltd.(a)           200,000     10,820,000
National Semiconductor Corp.               700,000     19,488,000
Xilinx, Inc.                             1,513,723     38,539,387
                                                     ------------
                                                      193,825,306
                                                     ------------
SOFT DRINKS - 1.27%
Coca-Cola Co. (The)                      1,497,238     62,689,355
                                                     ------------
SPECIALTY STORES - 0.19%
Office Depot, Inc.(a)                      250,000      9,310,000
                                                     ------------

See accomanying notes which are an integral part of this schedule.

AIM PREMIER EQUITY FUND

                                          SHARES        VALUE
                                         ---------  --------------
SYSTEMS SOFTWARE - 5.21%
CA, Inc.                                 3,287,229  $   89,445,501
Microsoft Corp.                          3,429,194      93,308,369
Oracle Corp.(a)                            800,000      10,952,000
Symantec Corp.(a)                        3,750,788      63,125,762
                                                    --------------
                                                       256,831,632
                                                    --------------

THRIFTS & MORTGAGE FINANCE - 0.22%
Fannie Mae                                 211,100      10,850,540
Total Domestic Common Stocks &
Other Equity Interests
  (Cost $3,276,326,256)                              3,821,084,460
                                                    --------------

FOREIGN STOCKS & OTHER EQUITY INTERESTS
- 14.15%
ARGENTINA - 0.67%
Tenaris S.A. -ADR (Oil & Gas
Equipment & Services)                      182,005      32,882,843
                                                    --------------
FINLAND - 1.44%
Nokia Oyj -ADR (Communications
Equipment)                               3,426,483      70,996,728
                                                    --------------
FRANCE - 0.93%
Sanofi-Aventis (Pharmaceuticals)(b)        167,245      15,911,808
TOTAL S.A. (Integrated Oil & Gas)(b)       113,757      29,983,592
                                                    --------------
                                                        45,895,400
                                                    --------------
ISRAEL - 0.79%
Teva Pharmaceutical Industries
Ltd. -ADR (Pharmaceuticals)                948,490      39,058,818
                                                    --------------
JAPAN - 0.56%
Nintendo Co., Ltd. (Home
Entertainment Software) (b)                130,200      19,474,464
Sony Corp. -ADR (Consumer
Electronics)                               179,800       8,283,386
                                                    --------------
                                                        27,757,850
                                                    --------------
NETHERLANDS - 4.04%
Heineken N.V. (Brewers) (b)              1,937,429      73,358,430
Koninklijke (Royal) Phillips
Electronics N.V. (Consumer
Electronics) (b)                          1,733,671     58,487,273
Unilever N.V. (Packaged Foods &
Meats) (b)                                 974,210      67,534,552
                                                    --------------
                                                       199,380,255
                                                    --------------
SOUTH KOREA - 0.87%
SK Telecom Co., Ltd. -ADR (Wireless
Telecommunication Services)              1,814,588      42,806,131
                                                    --------------
SWITZERLAND - 0.83%
UBS A.G. (Diversified Capital
Markets) (b)                               371,356      40,671,600
                                                    --------------
UNITED KINGDOM - 4.02%
Barclays PLC (Diversified Banks)
(b)                                      4,022,777      47,085,212
Cadbury Schweppes PLC (Packaged
Foods & Meats) (b)                       7,324,466      72,923,440
                                                    --------------


                                          SHARES         VALUE
                                        -----------  ---------------
UNITED KINGDOM - (CONTINUED)
GlaxoSmithKline PLC -ADR
  (Pharmaceuticals)                       1,495,526  $    78,230,965
                                                     ---------------
                                                         198,239,617

     Total Foreign Stocks & Other
      Equity Interests
      (Cost $613,946,218)                                697,689,242
                                                     ---------------

MONEY MARKET FUNDS - 11.67%
Liquid Assets
  Portfolio-Institutional
  Class(c)                              287,584,245      287,584,245
STIC Prime
  Portfolio-Institutional
  Class(c)                              287,584,245      287,584,245
     Total Money Market Funds
     (Cost $575,168,490)                                 575,168,490
                                                     ---------------

TOTAL INVESTMENTS - 103.34%
  (Cost $4,465,440,964)                                5,093,942,192
                                                     ---------------

OTHER ASSETS LESS LIABILITIES - (3.34)%                 (164,855,726)
                                                     ---------------
NET ASSETS - 100.00%                                 $ 4,929,086,466
                                                     ===============

Investment Abbreviations:

ADR --American Depositary Receipt

Notes to Schedule of Investments:

----------
(a)   Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2006 was $425,430,371, which represented 8.63% of the Fund's Net Assets. See Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

See accompanying notes which are an integral part of this schedule.

AIM PREMIER EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM PREMIER EQUITY FUND
      value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and
      (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM PREMIER EQUITY FUND

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS - The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS - The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM PREMIER EQUITY FUND

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                                CHANGE IN
                                                                                UNREALIZED                                  REALIZED
                               VALUE       PURCHASES          PROCEEDS         APPRECIATION        VALUE        DIVIDEND      GAIN
FUND                         12/31/05       AT COST          FROM SALES       (DEPRECIATION)      03/31/06       INCOME      (LOSS)
----                       ------------  --------------   ----------------    --------------   -------------  -----------   -------
Liquid Assets
 Portfolio -
 Institutional
 Class                     $ 27,662,328  $  967,939,195   $   (708,017,278)   $           --   $ 287,584,245  $ 2,041,252   $   --
STIC Prime
 Portfolio -
 Institutional
 Class                       27,662,328     967,939,195       (708,017,278)               --     287,584,245    2,047,813       --
                           ------------  --------------   ----------------    --------------   -------------  -----------   -------
   SUBTOTAL                $ 55,324,656  $1,935,878,390   $ (1,416,034,556)   $           --   $ 575,168,490  $ 4,089,065   $   --
                           ============  ==============   ================    ==============   =============  ===========   =======

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                                  CHANGE IN
                                                                                  UNREALIZED                               REALIZED
                              VALUE           PURCHASES         PROCEEDS         APPRECIATION        VALUE      DIVIDEND     GAIN
FUND                         12/31/05          AT COST         FROM SALES       (DEPRECIATION)     03/31/06     INCOME *    (LOSS)
----                       -------------   ---------------  ----------------    --------------   ------------- ----------  --------
Liquid Assets
 Portfolio -
 Institutional
 Class                     $  60,701,625   $    35,015,735  $    (95,717,360)   $           --   $          -- $   15,580  $     --
                           -------------   ---------------  ----------------    --------------   ------------- ----------  --------
   TOTAL                   $ 116,026,281   $ 1,970,894,125  $ (1,511,751,916)   $           --   $ 575,168,490 $4,104,645  $     --
                           =============   ===============  ================    ==============   ============= ==========  ========

* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At March 31, 2006, there were no securities on loan to brokers. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $15,580 for securities lending transactions, which are net of compensation to counterparties.

AIM PREMIER EQUITY FUND

NOTE 4--OPTION CONTRACTS WRITTEN

                                       CALL OPTION CONTRACTS
                                   -------------------------------
                                   NUMBER OF            PREMIUMS
                                   CONTRACTS            RECEIVED
                                   ---------           -----------
Beginning of period                   13,600           $ 1,431,028
Exercised                            (13,600)           (1,431,028)
                                   ---------           -----------
End of period                             --           $        --
                                   ---------           -----------

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $1,185,687,242 and $1,974,675,591, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                 $ 670,401,277
Aggregate unrealized (depreciation) of investment securities                 (67,047,830)
                                                                           -------------
Net unrealized appreciation of investment securities                       $ 603,353,447
                                                                           =============

Cost of investments for tax purposes is $4,490,588,745.

NOTE 6--SIGNIFICANT EVENT

The Board of Trustees of the Trust unanimously approved, on November 14, 2005, a Plan of Reorganization pursuant to which the Fund would transfer all of its assets to AIM Charter Fund ("Buying Fund"), a series of AIM Equity Funds ("the Reorganization"). Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of the Fund, and the Fund will cease operations.

      The Plan of Reorganization required approval of the Fund's shareholders. The Fund submitted the Plan of Reorganization to the shareholders for their consideration at a meeting held on March 16, 2006 and the Plan was approved. As of the close of business on March 17, 2006, the Fund was closed to new investors. The Reorganization was completed on April 10, 2006.

                             AIM SELECT EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               SEQ-QTR-1 3/06             A I M Advisors, Inc.

AIM SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)


                                    SHARES         VALUE
                                   ---------     -----------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-97.74%

ADVERTISING-0.45%
Harte-Hanks, Inc.                     63,300     $ 1,731,255
AEROSPACE & DEFENSE-1.60%
General Dynamics Corp.                36,600       2,341,668
Lockheed Martin Corp.                  9,700         728,761
Precision Castparts Corp.             13,600         807,840
Rockwell Collins, Inc.                41,700       2,349,795
                                                   ---------
                                                   6,228,064
                                                   ---------


AIR FREIGHT & LOGISTICS-0.41%
Forward Air Corp.                     22,300         831,567
Hub Group, Inc.-Class A(a)            16,900         770,302
                                                   ---------
                                                   1,601,869
                                                   ---------


AIRLINES-0.29%
Mesa Air Group, Inc.(a)               51,900         593,736
World Air Holdings, Inc.(a)           52,900         519,478
                                                   ---------
                                                   1,113,214
                                                   ---------

APPAREL RETAIL-1.06%
Abercrombie & Fitch Co.-Class A       10,200         594,660
Dress Barn, Inc. (The)(a)             13,300         637,735
Gap, Inc. (The)                       60,900       1,137,612
Payless ShoeSource, Inc.(a)           76,400       1,748,796
                                                   ---------
                                                   4,118,803
                                                   ---------

APPAREL, ACCESSORIES & LUXURY
  GOODS-1.30%
Polo Ralph Lauren Corp.               22,900       1,387,969
VF Corp.                              64,400       3,664,360
                                                   ---------
                                                   5,052,329
                                                   ---------

APPLICATION SOFTWARE-1.29%
Amdocs Ltd.(a)                        21,400         771,684
ANSYS, Inc.(a)                        32,500       1,759,875
Autodesk, Inc.(a)                     27,600       1,063,152
Fair Isaac Corp.                      35,300       1,398,586
                                                   ---------
                                                   4,993,297
                                                   ---------

ASSET MANAGEMENT & CUSTODY
  BANKS-2.92%
Affiliated Managers Group,
  Inc.(a)(b)                          32,150       3,427,512
Ameriprise Financial, Inc.             9,540         429,872
Bank of New York Co., Inc. (The)     111,900       4,032,876
Franklin Resources, Inc.              14,700       1,385,328
Nuveen Investments-Class A            27,200       1,309,680
State Street Corp.                    12,600         761,418
                                                  ----------
                                                  11,346,686
                                                  ----------

AUTOMOBILE MANUFACTURERS-0.29%
Thor Industries, Inc.                 21,200       1,131,232
                                                   ---------

BIOTECHNOLOGY-0.67%
Amgen Inc.(a)                         12,700         923,925
                                                   ---------


                                    SHARES         VALUE
                                   ---------     -----------

BIOTECHNOLOGY-(CONTINUED)
Techne Corp.(a)                       27,900     $ 1,677,906
                                                   ---------
                                                   2,601,831
                                                   ---------

BUILDING PRODUCTS-1.05%
Masco Corp.                           86,100       2,797,389
USG Corp.(a)(b)                       13,500       1,281,960
                                                   ---------
                                                   4,079,349
                                                   ---------

CASINOS & GAMING-0.36%
Monarch Casino & Resort, Inc.(a)      49,300       1,399,627
                                                   ---------

COMMERCIAL PRINTING-0.22%
Harland (John H.) Co.                 21,700         852,810
                                                   ---------

COMMUNICATIONS EQUIPMENT-2.29%
ADTRAN, Inc.                          23,500         615,230
Cisco Systems, Inc.(a)               311,400       6,748,038
Motorola, Inc.                        66,800       1,530,388
                                                   ---------
                                                   8,893,656
                                                   ---------

COMPUTER HARDWARE-1.49%
Apple Computer, Inc.(a)               17,600       1,103,872
Dell Inc.(a)                         105,800       3,148,608
International Business Machines
  Corp.                               18,600       1,533,942
                                                   ---------
                                                   5,786,422
                                                   ---------

COMPUTER STORAGE & PERIPHERALS-0.43%
Komag, Inc.(a)(b)                     20,500         975,800
Lexmark International,
  Inc.-Class A(a)                     14,900         676,162
                                                   ---------
                                                   1,651,962
                                                   ---------

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-1.29%
Cummins Inc.                          24,600       2,585,460
Oshkosh Truck Corp.                   38,800       2,414,912
                                                   ---------
                                                   5,000,372
                                                   ---------

CONSTRUCTION MATERIALS-0.56%
Cemex S.A. de C.V. -ADR (Mexico)      14,300         933,504
Eagle Materials Inc.(b)               19,200       1,224,192
                                                   ---------
                                                   2,157,696
                                                   ---------

CONSUMER ELECTRONICS-0.49%
Koninklijke (Royal) Philips
  Electronics N.V. -New York
  Shares (Netherlands)                56,007       1,884,635
                                                   ---------
CONSUMER FINANCE-0.57%
ASTA Funding, Inc.(b)                 30,600       1,017,756
First Cash Financial
  Services, Inc.(a)                   60,400       1,207,396
                                                   ---------
                                                   2,225,152
                                                   ---------
DATA PROCESSING & OUTSOURCED
 SERVICES-1.27%

Fiserv, Inc.(a)                      100,700       4,284,785
                                                   ---------


AIM SELECT EQUITY FUND




                                     SHARES         VALUE
                                   ----------   ------------
DATA PROCESSING & OUTSOURCED SERVICES-(CONTINUED)
Paychex, Inc.                         15,300    $    637,398
                                                ------------
                                                   4,922,183
                                                ------------

DEPARTMENT STORES-1.05%
Nordstrom, Inc.                      103,700       4,062,966
                                                ------------

DIVERSIFIED BANKS-4.42%
Bank of America Corp.                254,100      11,571,714
U.S. Bancorp                         136,300       4,157,150
Unibanco-Uniao de Bancos
  Brasileiros S.A. -ADR (Brazil)      10,800         798,228
Wachovia Corp.                        11,000         616,550
                                                ------------
                                                  17,143,642
                                                ------------

DIVERSIFIED COMMERCIAL &
  PROFESSIONAL SERVICES-0.73%
Cendant Corp.(a)                     163,600       2,838,460
                                                ------------

DIVERSIFIED METALS & MINING-0.17%
Freeport-McMoRan Copper & Gold,
  Inc.-Class B                        10,900         651,493
                                                ------------

ELECTRONIC EQUIPMENT
  MANUFACTURERS-1.56%
Amphenol Corp.-Class A                73,600       3,840,448
Mettler-Toledo International
  Inc.(a)                             36,700       2,214,478
                                                ------------
                                                   6,054,926
                                                ------------

ELECTRONIC MANUFACTURING
  SERVICES-0.60%
Jabil Circuit, Inc.(a)                26,100       1,118,646
Trimble Navigation Ltd.(a)            27,100       1,220,855
                                                ------------
                                                   2,339,501
                                                ------------

FOOD RETAIL-0.77%
Kroger Co. (The)(a)                   23,500         478,460
Safeway Inc.                          99,900       2,509,488
                                                ------------
                                                   2,987,948
                                                ------------

FOOTWEAR-0.91%
Deckers Outdoor Corp.(a)              18,600         754,044
NIKE, Inc.-Class B                    32,500       2,765,750
                                                ------------
                                                   3,519,794
                                                ------------

HEALTH CARE DISTRIBUTORS-1.38%
AmerisourceBergen Corp.               37,800       1,824,606
Cardinal Health, Inc.                 25,500       1,900,260
McKesson Corp.                        31,000       1,616,030
                                                ------------
                                                   5,340,896
                                                ------------

HEALTH CARE EQUIPMENT-2.20%
Bard (C.R.), Inc.                     16,100       1,091,741
Becton, Dickinson and Co.             38,000       2,340,040
IDEXX Laboratories, Inc.(a)           25,400       2,193,544
Varian Medical Systems, Inc.          20,200       1,134,432
Waters Corp.(a)                       41,600       1,795,040
                                                ------------
                                                   8,554,797
                                                ------------



                                      SHARES         VALUE
                                   ----------   ------------
HEALTH CARE FACILITIES-1.25%
AmSurg Corp.(a)                       47,500    $  1,077,775
Community Health Systems,
  Inc.(a)                             22,000         795,300
Universal Health Services,
  Inc.-Class B                        10,200         518,058
VCA Antech, Inc.(a)                   86,500       2,463,520
                                                ------------
                                                   4,854,653
                                                ------------

HEALTH CARE SERVICES-2.86%
Caremark Rx, Inc.(a)                  51,500       2,532,770
Cerner Corp.(a)                       21,000         996,450
Computer Programs and Systems,
  Inc.                                13,100         655,000
Express Scripts, Inc.(a)              17,200       1,511,880
Laboratory Corp. of America
  Holdings(a)                         17,300       1,011,704
Lincare Holdings Inc.(a)              34,400       1,340,224
Pediatrix Medical Group, Inc.(a)      20,400       2,093,856
Quest Diagnostics Inc.                18,400         943,920
                                                ------------
                                                  11,085,804
                                                ------------

HEALTH CARE SUPPLIES-0.23%
Sybron Dental Specialties,
  Inc.(a)                             21,800         899,032
                                                ------------

HOME FURNISHINGS-1.27%
Ethan Allen Interiors Inc.            89,100       3,743,982
Furniture Brands
  International., Inc.(b)             47,800       1,171,578
                                                ------------
                                                   4,915,560
                                                ------------

HOME IMPROVEMENT RETAIL-1.27%
Home Depot, Inc. (The)                89,800       3,798,540
Sherwin-Williams Co. (The)            22,900       1,132,176
                                                ------------
                                                   4,930,716
                                                ------------

HOMEBUILDING-0.38%
D.R. Horton, Inc.                     24,000         797,280
NVR, Inc.(a)                             900         665,055
                                                ------------
                                                   1,462,335
                                                ------------

HOMEFURNISHING RETAIL-0.27%
Rent-A-Center Inc.(a)                 41,100       1,051,749
                                                ------------

HOTELS, RESORTS & CRUISE LINES-0.20%
Bluegreen Corp.(a)                    59,400         785,268
                                                ------------

HOUSEHOLD APPLIANCES-0.70%
Black & Decker Corp. (The)            31,500       2,737,035
                                                ------------

HOUSEHOLD PRODUCTS-0.15%
Kimberly-Clark Corp.                  10,200         589,560
                                                ------------

INDUSTRIAL GASES-0.64%
Airgas, Inc.                          63,200       2,470,488
                                                ------------

INDUSTRIAL MACHINERY-1.36%
Danaher Corp.                         20,400       1,296,420
Illinois Tool Works Inc.              11,500       1,107,565
Ingersoll-Rand Co. Ltd.-Class A       69,000       2,883,510
                                                ------------
                                                   5,287,495
                                                ------------

INSURANCE BROKERS-1.71%
Aon Corp.                            159,800       6,633,298
                                                ------------



See accompanying notes which are an integral part of this schedule.          F-2

AIM SELECT EQUITY FUND


                                     SHARES        VALUE
                                   ----------   ------------
INTEGRATED OIL & GAS-3.90%
Exxon Mobil Corp.                    205,400    $ 12,500,644
Occidental Petroleum Corp.            28,500       2,640,525
                                                ------------
                                                  15,141,169
                                                ------------

INTEGRATED TELECOMMUNICATION
  SERVICES-0.69%
CenturyTel, Inc.                      55,900       2,186,808
TALK America Holdings, Inc.(a)        55,500         473,415
                                                ------------
                                                   2,660,223
                                                ------------

INTERNET SOFTWARE & SERVICES-0.45%
EarthLink, Inc.(a)                   182,700       1,744,785
                                                ------------

INVESTMENT BANKING & BROKERAGE-3.11%
Goldman Sachs Group, Inc. (The)       15,500       2,432,880
Lehman Brothers Holdings Inc.         28,900       4,176,917
Merrill Lynch & Co., Inc.             38,700       3,048,012
Morgan Stanley                        38,500       2,418,570
                                                ------------
                                                  12,076,379
                                                ------------

IT CONSULTING & OTHER SERVICES-0.43%
Accenture Ltd.-Class A                55,800       1,677,906
                                                ------------

LEISURE PRODUCTS-0.53%
Brunswick Corp.                       41,300       1,604,918
Marvel Entertainment, Inc.(a)         22,000         442,640
                                                ------------
                                                   2,047,558
                                                ------------

LIFE & HEALTH INSURANCE-1.01%
Prudential Financial, Inc.            51,900       3,934,539
                                                ------------

MANAGED HEALTH CARE-6.11%
Aetna Inc.                           146,700       7,208,838
CIGNA Corp.                           24,800       3,239,376
Coventry Health Care, Inc.(a)         13,350         720,633
Sierra Health Services, Inc.(a)       43,900       1,786,730
UnitedHealth Group Inc.              130,000       7,261,800
WellPoint Inc.(a)                     45,100       3,492,093
                                                ------------
                                                  23,709,470
                                                ------------

METAL & GLASS CONTAINERS-0.23%
Silgan Holdings Inc.                  22,000         883,740
                                                ------------

MOTORCYCLE MANUFACTURERS-0.42%
Harley-Davidson, Inc.                 31,100       1,613,468
                                                ------------

MULTI-LINE INSURANCE-1.09%
Genworth Financial Inc.-Class A       72,300       2,416,989
Hartford Financial Services
  Group, Inc. (The)                   22,500       1,812,375
                                                ------------
                                                   4,229,364
                                                ------------

MULTI-UTILITIES-0.17%
PG&E Corp.                            16,700         649,630
                                                ------------

OFFICE SERVICES & SUPPLIES-0.60%
Brady Corp.-Class A                   62,600       2,344,996
                                                ------------





                                      SHARES         VALUE
                                   ----------   ------------
OIL & GAS DRILLING-0.31%

Pride International, Inc.(a)          20,000    $    623,600
Unit Corp.(a)                         10,600         590,950
                                                ------------
                                                   1,214,550
                                                ------------


OIL & GAS EQUIPMENT & SERVICES-1.58%
BJ Services Co.                       89,800       3,107,080
Core Laboratories N.V.
  (Netherlands)(a)                    16,800         798,840
Helix Energy Solutions Group,
  Inc.(a)                             25,000         947,500
Maverick Tube Corp.(a)                12,400         657,076
Oceaneering International,
  Inc.(a)                             11,100         636,030
                                                ------------
                                                   6,146,526
                                                ------------

OIL & GAS EXPLORATION &
  PRODUCTION-0.91%
Anadarko Petroleum Corp.               7,100         717,171
Cimarex Energy Co.                    15,500         670,530
Devon Energy Corp.                    16,500       1,009,305
Harvest Natural Resources,
  Inc.(a)                             54,900         533,628
Swift Energy Co.(a)                   16,200         606,852
                                                ------------
                                                   3,537,486
                                                ------------

OIL & GAS REFINING & MARKETING-1.27%
Sunoco, Inc.                          42,100       3,265,697
Valero Energy Corp.                   28,100       1,679,818
                                                ------------
                                                   4,945,515
                                                ------------

OTHER DIVERSIFIED FINANCIAL
  SERVICES-0.94%
Citigroup Inc.                        77,500       3,661,100
                                                ------------

PHARMACEUTICALS-5.38%
AstraZeneca PLC-ADR (United
  Kingdom)                            20,200       1,014,646
Barr Pharmaceuticals Inc.(a)          10,300         648,694
Forest Laboratories, Inc.(a)          15,500         691,765
Johnson & Johnson                     50,735       3,004,527
King Pharmaceuticals, Inc.(a)         78,800       1,359,300
Merck & Co. Inc.                     105,500       3,716,765
Novartis A.G. -ADR (Switzerland)      89,600       4,967,424
Pfizer Inc.                          130,500       3,252,060
Wyeth                                 45,500       2,207,660
                                                ------------
                                                  20,862,841
                                                ------------

PROPERTY & CASUALTY INSURANCE-1.91%
Chubb Corp. (The)                      7,300         696,712
Fidelity National Financial,
  Inc.                                40,100       1,424,753
FPIC Insurance Group, Inc.(a)         21,100         797,580
MBIA Inc.                             26,700       1,605,471
Safeco Corp.                          21,400       1,074,494
United Fire & Casualty Co.            24,000         789,600
W. R. Berkley Corp.                   17,600       1,021,856
                                                ------------
                                                   7,410,466
                                                ------------

REGIONAL BANKS-2.95%
City National Corp.                   67,200       5,160,288
Cullen/Frost Bankers, Inc.            33,800       1,816,750
                                                ------------

See accompanying notes which are an integral part of this schedule.          F-3

AIM SELECT EQUITY FUND


                                     SHARES         VALUE
                                   ----------   ------------
REGIONAL BANKS-(CONTINUED)
KeyCorp                               76,700    $  2,822,560
Nara Bancorp, Inc.                    44,200         775,710
Zions Bancorp.                        10,700         885,211
                                                ------------
                                                  11,460,519
                                                ------------

RESTAURANTS-3.03%
CEC Entertainment Inc.(a)             47,600       1,600,312
Darden Restaurants, Inc.              92,800       3,807,584
Papa John's International,
  Inc.(a)                             24,800         813,688
Yum! Brands, Inc.                    113,400       5,540,724
                                                ------------
                                                  11,762,308
                                                ------------

SEMICONDUCTORS-1.77%
Broadcom Corp.-Class A(a)             20,400         880,464
Intel Corp.                           38,300         741,105
Microchip Technology Inc.             22,100         802,230
National Semiconductor Corp.          67,200       1,870,848
NVIDIA Corp.(a)                       11,900         681,394
Taiwan Semiconductor
  Manufacturing Co. Ltd. -ADR
  (Taiwan)                            82,000         824,920
Texas Instruments Inc.                32,900       1,068,263
                                                ------------
                                                   6,869,224
                                                ------------

SOFT DRINKS-1.59%
PepsiCo, Inc.                        106,700       6,166,193
                                                ------------

SPECIALIZED CONSUMER SERVICES-1.37%
H&R Block, Inc.                       77,200       1,671,380
Jackson Hewitt Tax Service Inc.       68,100       2,150,598
Steiner Leisure Ltd.(a)               36,500       1,478,250
                                                ------------
                                                   5,300,228
                                                ------------

SPECIALIZED FINANCE-0.31%
CIT Group, Inc.                       11,600         620,832
Portfolio Recovery Associates,
  Inc.(a)                             12,600         590,058
                                                ------------
                                                   1,210,890
                                                ------------

SPECIALTY CHEMICALS-0.62%
A. Schulman, Inc.                     97,500       2,413,125
                                                ------------

SPECIALTY STORES-1.00%
Michaels Stores, Inc.                 31,400       1,180,012
Staples, Inc.                        105,700       2,697,464
                                                ------------
                                                   3,877,476
                                                ------------

STEEL-4.22%
IPSCO, Inc. (Canada)                  77,400       8,056,566
Nucor Corp.                           37,100       3,887,709
Reliance Steel & Aluminum Co.         47,100       4,423,632
                                                ------------
                                                  16,367,907
                                                ------------

SYSTEMS SOFTWARE-0.93%
Microsoft Corp.                       87,400       2,378,154
Oracle Corp.(a)                       89,500       1,225,255
                                                ------------
                                                   3,603,409
                                                ------------

TECHNOLOGY DISTRIBUTORS-0.28%
CDW Corp.                             18,800       1,106,380
                                                ------------



                                     SHARES         VALUE
                                   ----------   ------------

THRIFTS & MORTGAGE FINANCE-0.68%
Accredited Home Lenders Holding
  Co.(a)(b)                           20,600    $  1,054,308
MGIC Investment Corp.                 23,900       1,592,457
                                                ------------
                                                   2,646,765
                                                ------------

TOBACCO-0.54%
Reynolds American Inc.                16,200       1,709,100
Vector Group Ltd.(b)                  20,895         398,259
                                                ------------
                                                   2,107,359
                                                ------------

TRADING COMPANIES &
  DISTRIBUTORS-0.24%
MSC Industrial Direct Co.,
  Inc.-Class A                        17,000         918,340
                                                ------------

TRUCKING-0.79%
Arkansas Best Corp.                   60,900       2,382,408
Marten Transport, Ltd.(a)             36,800         665,712
                                                ------------
                                                   3,048,120
                                                ------------
     Total Common Stocks & Other Equity
       Interests (Cost $302,707,469)             379,319,814
                                                ------------

MONEY MARKET FUNDS-2.49%
Liquid Assets
  Portfolio-
  Institutional Class(c)
                                   4,830,528       4,830,528
                                                ------------

STIC Prime
  Portfolio-
  Institutional Class(c)
                                   4,830,528       4,830,528
                                                ------------
     Total Money Market Funds
     (Cost $9,661,056)                            9,661,056
                                                ------------
Total Investments (excluding
  investments purchased with cash
  collateral from securities
  loaned)-100.23%
  (Cost $312,368,525)                            388,980,870
                                                ------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED

MONEY MARKET FUNDS-1.86%
Liquid Assets Portfolio-
  Institutional Class(c)(d)        7,215,465       7,215,465
                                                ------------
     Total Money Market Funds
      (purchased with cash collateral
      from securities loaned)
      (Cost $7,215,465)                            7,215,465
                                                ------------

TOTAL INVESTMENTS-102.09%
  (Cost $319,583,990)                            396,196,335
                                                ------------

OTHER ASSETS LESS LIABILITIES-(2.09)%            (8,104,752)
                                                ------------
NET ASSETS-100.00%                              $388,091,583
                                                ------------


Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security is out on loan at March 31, 2006.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.


See accompanying notes which are an integral part of this schedule.          F-4

AIM SELECT EQUITY FUND


(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.          F-5

AIM SELECT EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM SELECT EQUITY FUND
     value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

AIM SELECT EQUITY FUND


NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended
March 31, 2006.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                  CHANGE IN
                                                                  UNREALIZED                                 REALIZED
                      VALUE       PURCHASES       PROCEEDS       APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                12/31/05       AT COST       FROM SALES     (DEPRECIATION)     03/31/06       INCOME      (LOSS)
----               -----------   -----------    ------------    --------------    -----------    --------    --------
Liquid Assets      $ 5,977,525   $ 8,565,628    $ (9,712,625)              $--    $ 4,830,528    $ 56,185         $--
Portfolio -
Institutional
Class

STIC Prime
Portfolio -
Institutional
Class                5,977,525     8,565,628      (9,712,625)               --      4,830,528      56,362          --
                   -----------   -----------    ------------               ---    -----------    --------         ---
   SUBTOTAL        $11,955,050   $17,131,256    $(19,425,250)              $--    $ 9,661,056    $112,547         $--
                   ===========   ===========    ============               ===    ===========    ========         ===


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                  CHANGE IN
                                                                  UNREALIZED                                 REALIZED
                      VALUE       PURCHASES       PROCEEDS       APPRECIATION        VALUE       DIVIDEND      GAIN
FUND                12/31/05       AT COST       FROM SALES     (DEPRECIATION)     03/31/06      INCOME*      (LOSS)
----               -----------   -----------    ------------    --------------    -----------    --------    --------
Liquid Assets
Portfolio -
Institutional
Class              $ 1,402,365   $16,252,160    $(10,439,060)              $--    $ 7,215,465    $  2,303         $--
                   -----------   -----------    ------------               ---    -----------    --------         ---
   TOTAL           $13,357,415   $33,383,416    $(29,864,310)              $--    $16,876,521    $114,850         $--
                   ===========   ===========    ============               ===    ===========    ========         ===

------------
* Net of compensation to counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $7,050,154 were on loan to brokers. The loans were secured by cash collateral of $7,215,465 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $2,303 for securities lending transactions, which are net of compensation to counterparties.

AIM SELECT EQUITY FUND


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $60,587,083 and $81,378,596, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $81,217,783
                                                                     -----------
Aggregate unrealized (depreciation) of investment securities          (4,618,905)
                                                                     -----------
Net unrealized appreciation of investment securities                 $76,598,878
                                                                     ===========
Cost of investments for tax purposes is $319,597,457.

                            AIM SMALL CAP EQUITY FUND
            Quarterly Schedule of Portfolio Holdings - March 31, 2006


[YOUR GOALS. OUR SOLUTIONS.]                             [AIM INVESTMENTS LOGO]
 - REGISTERED TRADEMARK -                               - REGISTERED TRADEMARK -


AIMINVESTMENTS.COM               SCE-QTR-1 3/06             A I M Advisors, Inc.

AIM SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
March 31, 2006
(Unaudited)

                                               SHARES      VALUE
                                               -------   -----------
COMMON STOCKS & OTHER EQUITY INTERESTS -
97.87%

AEROSPACE & DEFENSE - 2.07%
Alliant Techsystems Inc.(a)                     57,117   $ 4,407,719
Curtiss-Wright Corp.                            80,543     5,331,946
                                                         -----------
                                                           9,739,665
                                                         -----------
AIR FREIGHT & LOGISTICS - 0.93%
UTi Worldwide, Inc.                            137,973     4,359,947
                                                         -----------
APPAREL RETAIL - 4.43%
Christopher & Banks Corp.                      200,673     4,657,620
Genesco Inc.(a)                                 89,427     3,477,816
Gymboree Corp. (The)(a)                        199,734     5,201,073
Stage Stores, Inc.                             116,905     3,477,924
Too Inc.(a)                                    118,739     4,078,685
                                                         -----------
                                                          20,893,118
                                                         -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.84%
Kenneth Cole Productions,
Inc.-Class A                                   142,187     3,938,580
                                                         -----------
APPLICATION SOFTWARE - 2.83%
Epicor Software Corp.(a)                       336,717     4,522,109
Hyperion Solutions Corp.(a)                    131,501     4,286,933
Transaction Systems Architects,
Inc.(a)                                        144,258     4,502,292
                                                         -----------
                                                          13,311,334
                                                         -----------

ASSET MANAGEMENT & CUSTODY BANKS - 1.42%
Affiliated Managers Group, Inc.(a)              62,930     6,708,967
                                                         -----------
AUTOMOTIVE RETAIL - 1.00%
Midas, Inc.(a)                                 216,000     4,723,920
                                                         -----------
BIOTECHNOLOGY - 1.85%
CV Therapeutics, Inc.(a)(b)                     75,258     1,661,696
DOV Pharmaceutical, Inc.(a)(b)                 121,111     1,935,354
Serologicals Corp.(a)                          208,265     5,094,162
                                                         -----------
                                                           8,691,212
                                                         -----------

BUILDING PRODUCTS - 0.88%
NCI Building Systems, Inc.(a)                   69,560     4,157,601
                                                         -----------
CASINOS & GAMING - 0.71%
Pinnacle Entertainment, Inc.(a)                118,941     3,350,568
                                                         -----------
COMMERCIAL PRINTING - 0.63%
Banta Corp.                                     57,093     2,967,694
                                                         -----------
COMMUNICATIONS EQUIPMENT - 0.71%
Packeteer, Inc.(a)                             287,145     3,330,882
                                                         -----------
COMPUTER HARDWARE - 1.71%
Intergraph Corp.(a)(b)                          85,589     3,565,638
Stratasys, Inc.(a)(b)                          151,488     4,465,866
                                                         -----------
                                                           8,031,504
                                                         -----------

                                               SHARES       VALUE
                                               -------   -----------
COMPUTER STORAGE & PERIPHERALS - 0.58%
Emulex Corp.(a)                                159,137   $ 2,719,651
                                                         -----------

CONSTRUCTION & ENGINEERING - 0.80%
URS Corp.(a)                                    93,802     3,775,531
                                                         -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 3.01%
Manitowoc Co., Inc. (The)                       60,000     5,469,000
Wabash National Corp.                          180,084     3,556,659
Wabtec Corp.                                   158,078     5,153,343
                                                         -----------
                                                          14,179,002
                                                         -----------

CONSUMER FINANCE - 0.72%
World Acceptance Corp.(a)                      123,882     3,394,367
                                                         -----------
DATA PROCESSING & OUTSOURCED SERVICES
- 2.26%
BISYS Group, Inc. (The)(a)                     309,705     4,174,824
Wright Express Corp.(a)                        230,745     6,472,397
                                                         -----------
                                                          10,647,221
                                                         -----------

DIVERSIFIED CHEMICALS - 0.99%
FMC Corp.                                       75,459     4,676,949
                                                         -----------
DIVERSIFIED METALS & MINING - 0.96%
Compass Minerals International,
Inc.                                           181,766     4,542,332
                                                         -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.22%
Genlyte Group Inc. (The)(a)                     84,093     5,730,097
                                                         -----------
ELECTRONIC MANUFACTURING SERVICES - 1.05%
Park Electrochemical Corp.                     167,200     4,932,400
                                                         -----------
ENVIRONMENTAL & FACILITIES SERVICES - 2.20%
Rollins, Inc.                                  217,909     4,410,478
Waste Connections, Inc.(a)                     150,004     5,971,659
                                                         -----------
                                                          10,382,137
                                                         -----------

FOOD RETAIL - 0.90%
Ruddick Corp.                                  174,498     4,242,046
                                                         -----------
GAS UTILITIES - 1.48%
Energen Corp.                                  130,808     4,578,280
New Jersey Resources Corp.                      52,937     2,395,399
                                                         -----------
                                                           6,973,679
                                                         -----------

HEALTH CARE EQUIPMENT - 2.04%
STERIS Corp.                                   174,635     4,309,992
Vital Signs, Inc.                               96,071     5,277,180
                                                         -----------
                                                           9,587,172
                                                         -----------

HEALTH CARE FACILITIES - 1.00%
VCA Antech, Inc.(a)                            165,619     4,716,829
                                                         -----------

AIM SMALL CAP EQUITY FUND

                                              SHARES       VALUE
                                              -------   -----------
HEALTH CARE SERVICES - 2.94%
Amedisys, Inc.(a)                             130,801   $ 4,545,335
Apria Healthcare Group Inc.(a)                143,572     3,299,285
Computer Programs and Systems, Inc.            86,189     4,309,450
Nighthawk Radiology Holdings, Inc.(a)          70,452     1,683,098
                                                        -----------
                                                         13,837,168
                                                        -----------

HEALTH CARE SUPPLIES - 3.60%
DJ Orthopedics Inc.(a)                        136,040     5,408,951
Haemonetics Corp.(a)                          120,913     6,138,753
ICU Medical, Inc.(a)                           35,775     1,294,697
Sybron Dental Specialties, Inc.(a)             99,667     4,110,267
                                                        -----------
                                                         16,952,668
                                                        -----------

HOUSEHOLD APPLIANCES - 0.98%
Snap-on Inc.                                  121,309     4,624,299
                                                        -----------
HOUSEHOLD PRODUCTS - 0.95%
Central Garden & Pet Co.(a)                    83,864     4,456,533
                                                        -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES
 - 1.69%
Heidrick & Struggles
 International, Inc.(a)                       135,453     4,914,235
Kenexa Corp.(a)                                99,081     3,046,741
                                                        -----------
                                                          7,960,976
                                                        -----------

INDUSTRIAL MACHINERY - 1.73%
Middleby Corp. (The)(a)                        55,910     4,680,785
RBC Bearings Inc.(a)                          168,774     3,459,867
                                                        -----------
                                                          8,140,652
                                                        -----------

INSURANCE BROKERS - 0.87%
Hilb Rogal & Hobbs Co.                         99,739     4,111,242
                                                        -----------
INTEGRATED TELECOMMUNICATION SERVICES
 - 1.10%
NTELOS Holdings Corp.(a)                      370,600     5,192,106
                                                        -----------
INTERNET SOFTWARE & SERVICES - 1.44%
DealerTrack Holdings Inc.(a)                   90,041     1,918,774
United Online, Inc.                           379,364     4,878,621
                                                        -----------
                                                          6,797,395
                                                        -----------

INVESTMENT BANKING & BROKERAGE - 0.68%
CMET Finance Holdings, Inc.
 (Acquired 12/08/03; Cost
 $4,480,000)(a)(c)(d)                          44,800     1,207,360
Thomas Weisel Partners Group, Inc.(a)          90,501     1,981,972
                                                        -----------
                                                          3,189,332
                                                        -----------

INVESTMENT COMPANIES - EXCHANGE
 TRADED FUNDS - 0.57%
iShares Nasdaq Biotechnology
 Index Fund(b)                                 32,554     2,680,171
                                                        -----------
METAL & GLASS CONTAINERS - 1.03%
AptarGroup, Inc.                               88,169     4,871,337
                                                        -----------
MULTI-UTILITIES - 0.54%
Avista Corp.                                  122,991     2,539,764
                                                        -----------

                                              SHARES      VALUE
                                              -------   -----------
OFFICE SERVICES & SUPPLIES - 0.75%
Brady Corp.-Class A                            94,495   $ 3,539,783
                                                        -----------
OIL & GAS EQUIPMENT & SERVICES - 2.73%
FMC Technologies, Inc.(a)                     117,450     6,015,789
Oceaneering International, Inc.(a)            119,627     6,854,627
                                                        -----------
                                                         12,870,416
                                                        -----------

OIL & GAS EXPLORATION & PRODUCTION - 3.93%
Comstock Resources, Inc.(a)                   164,340     4,879,255
Penn Virginia Corp.                            74,560     5,293,760
Plains Exploration & Production Co.(a)         63,744     2,463,068
Warren Resources Inc.(a)(b)                   394,816     5,882,758
                                                        -----------
                                                         18,518,841
                                                        -----------

PACKAGED FOODS & MEATS - 1.88%
Flowers Foods, Inc.                           175,829     5,222,121
TreeHouse Foods, Inc.(a)                      137,042     3,638,465
                                                        -----------
                                                          8,860,586
                                                        -----------

PHARMACEUTICALS - 1.43%
Aspreva Pharmaceuticals Corp.
(Canada)(a)(b)                                200,863     4,999,480
ViroPharma Inc.(a)                            135,212     1,717,192
                                                        -----------
                                                          6,716,672
                                                        -----------

PROPERTY & CASUALTY INSURANCE - 4.24%
Assured Guaranty Ltd.                         174,777     4,369,425
FPIC Insurance Group, Inc.(a)                 119,875     4,531,275
Ohio Casualty Corp.                           158,063     5,010,597
Philadelphia Consolidated Holding Corp.(a)    177,807     6,070,331
                                                        -----------
                                                         19,981,628
                                                        -----------

REAL ESTATE - 3.64%
Alexandria Real Estate Equities, Inc.(b)       34,730     3,310,811
Global Signal Inc.(b)                         101,421     4,989,913
LaSalle Hotel Properties(b)                   137,537     5,639,017
Universal Health Realty Income Trust(b)        87,469     3,195,243
                                                        -----------
                                                         17,134,984
                                                        -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT
 - 1.33%
Jones Lang LaSalle Inc.                        82,050     6,280,107
                                                        -----------
REGIONAL BANKS - 6.45%
Alabama National BanCorp.                      54,718     3,742,711
Boston Private Financial Holdings, Inc.        50,981     1,722,648
Columbia Banking System, Inc.                  88,954     2,976,401
CVB Financial Corp.                           158,501     2,710,367
Hancock Holding Co.                            68,966     3,208,298
MB Financial, Inc.                             84,006     2,973,813
Signature Bank(a)                             102,410     3,337,542
Sterling Bancshares, Inc.                     151,290     2,730,785
Sterling Financial Corp.                       97,364     2,823,556
United Community Banks, Inc.                  148,322     4,175,264
                                                        -----------
                                                         30,401,385
                                                        -----------

AIM SMALL CAP EQUITY FUND

                                                           SHARES       VALUE
                                                         ---------   -----------
RESTAURANTS - 2.27%
O'Charley's Inc.(a)                                        108,023   $ 1,994,105
Papa John's International, Inc.(a)                         125,652     4,122,642
Steak n Shake Co. (The)(a)                                 217,731     4,594,124
                                                                     -----------
                                                                      10,710,871
                                                                     -----------

SEMICONDUCTOR EQUIPMENT - 1.75%
ATMI, Inc.(a)                                              171,772     5,187,514
Nextest Systems Corp.(a)                                   187,695     3,042,536
                                                                     -----------
                                                                       8,230,050
                                                                     -----------

SEMICONDUCTORS - 3.34%
DSP Group, Inc.(a)                                         163,616     4,746,500
Micrel, Inc.(a)                                            355,418     5,267,295
Semtech Corp.(a)                                           121,507     2,173,760
Silicon Laboratories Inc.(a)                                64,316     3,534,164
                                                                     -----------
                                                                      15,721,719
                                                                     -----------

SPECIALTY CHEMICALS - 1.09%
A. Schulman, Inc.                                           88,643     2,193,914
H.B. Fuller Co.                                             57,559     2,955,079
                                                                     -----------
                                                                       5,148,993
                                                                     -----------

SYSTEMS SOFTWARE - 0.90%
Progress Software Corp.(a)                                 146,442     4,259,998
                                                                     -----------
TECHNOLOGY DISTRIBUTORS - 0.74%
Agilysys, Inc.                                             232,375     3,499,568
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 2.31%
H&E Equipment Services, Inc.(a)                             90,528     2,636,175
UAP Holding Corp.                                          228,977     4,923,006
Watsco, Inc.                                                47,000     3,339,350
                                                                     -----------
                                                                      10,898,531
                                                                     -----------

TRUCKING - 1.75%
Landstar System, Inc.                                      100,210     4,421,265
Marten Transport, Ltd.(a)                                  211,749     3,830,540
                                                                     -----------
                                                                       8,251,805
                                                                     -----------

   Total Common Stocks & Other Equity Interests
     (Cost $355,644,723)                                             461,083,985
                                                                     -----------

MONEY MARKET FUNDS - 3.23%
Liquid Assets Portfolio-Institutional
   Class(e)                                              7,621,215     7,621,215
                                                                     -----------
STIC Prime Portfolio-Institutional
   Class(e)                                              7,621,215     7,621,215
                                                                     -----------
    Total Money Market Funds
     (Cost $15,242,430)                                               15,242,430
                                                                     -----------


                                                          SHARES         VALUE
                                                         ---------   -------------
TOTAL INVESTMENTS (excluding
  investments purchased with cash
  collateral from securities
  loaned) - 101.10%
  (Cost $370,887,153)                                                $ 476,326,415
                                                                     -------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED

MONEY MARKET FUNDS - 0.72%
Liquid Assets Portfolio-Institutional
  Class(e)(f)                                            1,701,296       1,701,296
STIC Prime Portfolio-Institutional
   Class(e)(f)                                           1,701,296       1,701,296
   Total Money Market Funds (purchased
     with cash collateral from
     securities loaned)
     (Cost $3,402,592)                                                   3,402,592
                                                                     -------------

TOTAL INVESTMENTS - 101.82%
  (Cost $374,289,745)                                                  479,729,007
                                                                     -------------

OTHER ASSETS LESS LIABILITES -(1.82%)                                   (8,590,773)
                                                                     -------------
NET ASSETS - 100.00%                                                 $ 471,138,234
                                                                     =============

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b)   All or a portion of this security is out on loan at March 31, 2006.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2006 represented 0.26% of the Fund's Net Assets. See Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at March 31, 2006 represented 0.26% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at time of purchase.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP EQUITY FUND

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair

AIM SMALL CAP EQUITY FUND

      value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

NOTE 2--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2006.

AIM SMALL CAP EQUITY FUND

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                 CHANGE IN
                                                                 UNREALIZED                          REALIZED
                         VALUE     PURCHASES AT PROCEEDS FROM   APPRECIATION     VALUE     DIVIDEND    GAIN
FUND                   12/31/05       COST         SALES       (DEPRECIATION)   03/31/06    INCOME    (LOSS)
----                  ----------- ------------- -------------  -------------  ------------ --------- ---------
Liquid Assets
 Portfolio -
 Institutional
 Class                $ 4,513,597 $  27,224,613 $ (24,116,995) $          --  $  7,621,215 $  52,924 $      --

STIC Prime
 Portfolio
 -  Institutional
 Class                  4,513,597    27,224,613   (24,116,995)            --     7,621,215    52,986        --
                      ----------- ------------- -------------  -------------  ------------ --------- ---------
   SUBTOTAL           $ 9,027,194 $  54,449,226 $ (48,233,990) $          --  $ 15,242,430 $ 105,910 $      --
                      =========== ============= =============  =============  ============ ========= =========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                 CHANGE IN
                                                                 UNREALIZED                           REALIZED
                         VALUE     PURCHASES AT PROCEEDS FROM   APPRECIATION     VALUE     DIVIDEND     GAIN
FUND                   12/31/05        COST         SALES      (DEPRECIATION)   03/31/06    INCOME*    (LOSS)
----                  ----------- ------------- -------------  -------------  ------------ --------- ---------
Liquid Assets
 Portfolio -
 Institutional
 Class                $ 6,440,358 $   4,970,568 $  (9,709,630) $          --  $  1,701,296 $   2,621 $      --

STIC Prime
 Portfolio
 -  Institutional
 Class                  6,440,359     4,970,567    (9,709,630)            --     1,701,296     2,629        --
                      ----------- ------------- -------------  -------------  ------------ --------- ---------
   SUBTOTAL           $12,880,717 $   9,941,135 $ (19,419,260) $          --  $  3,402,592 $   5,250 $      --
                      ----------- ------------- -------------  -------------  ------------ --------- ---------
   TOTAL              $21,907,911 $  64,390,361 $ (67,653,250) $          --  $ 18,645,022 $ 111,160 $      --
                      =========== ============= =============  =============  ============ ========= =========

*   Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At March 31, 2006, securities with an aggregate value of $3,342,642 were on loan to brokers. The loans were secured by cash collateral of $3,402,592 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2006, the Fund received dividends on cash collateral investments of $5,250 for securities lending transactions, which are net of compensation to counterparties.

AIM SMALL CAP EQUITY FUND

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2006 was $77,161,091 and $79,187,906, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $115,129,011
Aggregate unrealized (depreciation) of investment securities       (10,680,114)
                                                                  ------------
Net unrealized appreciation of investment securities              $104,448,897
                                                                  ============

Cost of investments for tax purposes is $375,280,110.

Item 2. Controls and Procedures.

      (a) As of March 21, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 21, 2006, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group

By:   /s/ Robert H. Graham
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      ---------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: May 30, 2006

By:   /s/ Sidney M. Dilgren
      ---------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.